OMB APPROVAL OMB Number: 3235-0570 Expires: October 31, 2006 Estimated average burden hours per response. . . . . . .19.3

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:                 811-8096

TD WATERHOUSE FAMILY OF FUNDS, INC.
(FORMERLY KNOWN AS WATERHOUSE INVESTORS FAMILY OF FUNDS, INC.)
        (Exact name of registrant as specified in charter)

100 Wall Street, New York, New York 10005
(Address of principal executive offices) (Zip code)

George O. Martinez, President, TD Waterhouse Family of Funds, Inc.
100 Summer Street, Suite 1500, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:     212-806-3500

Date of fiscal year end:    October 31, 2004

Date of reporting period:      April 30, 2004

        Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

        A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

TD Waterhouse
Family of Funds, Inc.

Money Market Portfolio

U.S. Government Portfolio

Municipal Portfolio

California Municipal
Money Market Portfolio

New York Municipal
Money Market Portfolio

TD WATERHOUSE FAMILY OF FUNDS, INC.
Board of Directors and Executive Officers

DIRECTORS

George F. Staudter†	Lawrence J. Toal
Director of Koger Equity, Inc.	Retired Chairman, President
Independent Financial Consultant	and CEO of Dime Savings Bank
and Former President and CEO
of Dime Bancorp, Inc.

Richard W. Dalrymple	Peter B. M. Eby
Chief Operating Officer of	Corporate Director of
American Red Cross	George Weston Ltd.
(Long Island Chapter)

EXECUTIVE OFFICERS

George O. Martinez*	Christopher Salfi
President and	Treasurer and
Chief Executive Officer	Chief Financial Officer

*Affiliated Person of the Distributor
†Interested Director

TD WATERHOUSE ASSET MANAGEMENT, INC.
Board of Directors and Executive Officers

DIRECTORS

Frank J. Petrilli	Richard H. Neiman
Chairman, President,	Executive Vice President,
Chief Operating Officer	General Counsel and Secretary
and Chief Executive Officer

SENIOR OFFICERS

David A. Hartman	B. Kevin Sterns
Senior Vice President and	Executive Vice President,
Chief Investment Officer	Chief Financial Officer
and Treasurer

Michele R. Teichner
Senior Vice President
Compliance, Administration
and Operations

2

TD WATERHOUSE FAMILY OF FUNDS, INC.
Service Providers

Investment Manager	Transfer Agent
TD Waterhouse Asset	National Investor Services Corp.
Management, Inc.	55 Water Street
100 Wall Street	New York, NY 10041
New York, NY 10005

Independent Auditors	Administrator &
Ernst & Young LLP	Shareholder Servicing
5 Times Square	TD Waterhouse Investor
New York, NY 10036	Services, Inc.
100 Wall Street
New York, NY 10005
Customer Service Department
1-800-934-4448

Custodian	Legal Counsel
The Bank of New York	Shearman & Sterling
2 Hanson Place	599 Lexington Avenue
Brooklyn, NY 11217	New York, NY 10022

Distributor	Independent Directors
Funds Distributor, Inc.	Counsel
100 Summer Street	Willkie Farr & Gallagher
Boston, MA 02110	787 Seventh Avenue
New York, NY 10019

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-800-934-4448, or by visiting the SEC’s website at http://www.sec.gov.

3

TD WATERHOUSE FAMILY OF FUNDS, INC.

A Temporary Safe Haven

Dear Shareholder:

About a year ago, the Federal Reserve Open Market Committee (Federal Reserve) expressed concerns that inflation possibly could fall from an already low level to a deflationary environment and hinder the economic recovery. To counter that threat, it trimmed the target federal funds rate to 1.00%, the lowest level since July 1958.

It appears this move in monetary policy worked, as these fears have since dispersed as the economy continues to grow at a robust pace. Indeed, there is now evidence of rising inflation, although from a muted level, giving the Federal Reserve reason to consider moving in the other direction and begin increasing interest rates sooner than previously expected. The prospect that interest rates may be headed higher has unsettled stock and bond markets. Money market funds can be considered a temporary safe haven in periods of rising interest rates, providing protection of principal and higher yields as rates increase.

The current situation in Iraq and the November presidential election have also contributed to the uncertainty in the market. As we've noted before, uncertainty sparked by unexpected economic, financial or geopolitical events will eventually diminish. In the meantime, we believe it's important that investors generally remain well-positioned for the market's bounce back. TD Waterhouse money market funds may be well-suited for the cash component in your portfolio.

On behalf of all of us at TD Waterhouse, I would like to convey our appreciation for your faith in our commitment to help you manage your money successfully.

TD Waterhouse strives to offer you the very best mix of choice, convenience and value. Thank you for your continued business.

Frank J. Petrilli
President and Chief Executive Officer
TD Waterhouse USA
May 25, 2004

Money Market Funds are neither FDIC-Insured nor guaranteed by the U.S. Government and are not deposits or obligations of, or guaranteed by, any bank. There can be no assurance that these Funds will be able to maintain a stable net asset value of $1 per share. An investor should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing. For a prospectus containing this and other information about the Funds, please call 1-800-934-4448. The prospectus should be read carefully before investing or sending money.

4

TD WATERHOUSE FAMILY OF FUNDS, INC.

Commentary

Market Review

After nearly a year of holding interest rates at a 45-year low to energize the economy and ward off deflation, the Federal Reserve Open Market Committee (Federal Reserve) appears poised for a shift in monetary policy. With the economy firing on all cylinders now that the labor market has decidedly improved, the central bank has turned its attention to inflation as the next potential economic threat.

As a result, financial markets have become unsettled of late, as investors grapple with the prospect that the Federal Reserve may begin raising interest rates sooner than previously thought to keep inflation in check.

The Federal Reserve may have good reason to be on guard. Real GDP (gross domestic product) grew in the third quarter of 2003 by an unsustainable level of 8.2%, the fastest pace since 1984. That was followed by a solid 4.1% gain in the fourth quarter. Although the 4.2% rise in the first quarter of 2004 was shy of the 5.0% forecast, growth was nonetheless robust.

Consumer spending, buoyed by historically low interest rates and tax cuts, has been a big driver of the economic expansion, as demonstrated by retail sales in the first quarter of this year. Retail sales jumped 1.8% in March, beating forecasts for a 0.7% increase. At the same time, January and February numbers were revised upward, so that sales grew at an annualized rate of 9.4% in the three-month period.

The positive outlook is supported by continuing strength in the manufacturing sector, as well. Manufacturing extended its growth streak to 12 months in April, as the Institute of Supply Management Index held near a 20-year high.

Meanwhile, the labor market has pulled out of its long slump. Not only did the economy produce a greater-than-expected 288,000 jobs in April, the tallies for February and March were revised higher. The March number increased to 337,000 from 308,000, while February's jumped to 83,000 from 46,000. In total, 867,000 new positions have been created so far this year.

With the steady growth, inflation has begun to stir. The Consumer Price Index rose 0.5% in March, more than the expected 0.3%, after climbing 0.2% in each of the two previous months. Another measure of inflation - and preferred by Federal Reserve Chairman Alan Greenspan - is the GDP deflator for core personal consumption expenditures (PCE). It edged up an annualized 2.0% in the first quarter of 2004, the biggest rise since the third quarter of 2002. This may not be a dramatic acceleration from the 1.2% rise in the fourth quarter of 2003, but along with strong economic growth, it has caught the attention of the Federal Reserve.

5

These readings could be a sign that we have seen the lows in inflation and that it may creep up over the course of the year, quashing any lingering fears about deflation. Just how quickly inflation rises will depend in part on whether increased production needs are met through additional job growth or further productivity gains. A potential slowing of consumer spending due to rising interest rates, high energy prices and the end of the tax stimulus could also have an effect on the inflation rate.

So far, the Federal Reserve has expressed no sense of urgency, keeping rates unchanged at its May policy meeting. However, it signalled that rate increases are coming, though the moves are likely to be small and gradual. Much will depend on future data, particularly the monthly employment reports.

In the meantime, the prospect of rising rates has caused volatility in stock and bond markets. Corporate earnings growth was better than expected in the first quarter of 2004 and forecasts call for robust profits in the second quarter, as well. But investors question whether companies will be able to continue to deliver should rates move higher. Bonds have come under similar pressure, as yields have risen sharply in a matter of weeks, driving bond prices lower.

Geopolitical tensions in the Middle East and the November presidential election also overhang the markets.

As always, we thank you for your business. We look forward to helping you manage your money successfully. If you have any questions, please call us at 1-800-943-4448.

David A. Hartman
Senior Vice President and
Chief Investment Officer
TD Waterhouse Asset Management, Inc.

May 25, 2004

Money Market Funds are neither FDIC-Insured nor guaranteed by the U.S. Government and are not deposits or obligations of, or guaranteed by, any bank. There can be no assurance that these Funds will be able to maintain a stable net asset value of $1 per share. An investor should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing. For a prospectus containing this and other information about the Funds, please call 1-800-934-4448. The prospectus should be read carefully before investing or sending money.

Distributor: Funds Distributor, Inc.

6

TABLE OF CONTENTS

Statements of Assets and Liabilities	8

Statements of Operations	10

Statements of Changes in Net Assets	12

Financial Highlights	16

Notes to Financial Statements	26

Money Market Portfolio
Schedule of Investments	31

U.S. Government Portfolio
Schedule of Investments	40

Municipal Portfolio
Schedule of Investments	42

California Municipal Money Market Portfolio
Schedule of Investments	55

New York Municipal Money Market Portfolio
Schedule of Investments	58

Notes to Schedules of Investments	61

Directors and Officers Information	64

7

Statements of Assets and Liabilities
April 30, 2004
(Unaudited)

	Money	U.S.		Money Market	Money Market
	Market	Government	Municipal	Municipal	Municipal
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS
Investments in securities, at value (including
repurchase agreements of $835,247,000, $540,302,000, $0, $0,
and $0, respectively) (Note 2)	$7,330,026,572	$1,568,434,484	$745,861,244	$253,707,401	$141,492,925
Cash	1,018,844	—	119,495	1,348	—
Receivable for capital shares sold	101,758,775	27,048,515	14,857,913	3,869,147	1,742,692
Interest receivable	10,927,754	860,882	2,516,579	665,548	483,174
Prepaid expenses	135,885	65,681	8,286	3,360	505

TOTAL ASSETS	7,443,867,830	1,596,409,562	763,363,517	258,246,804	143,719,296

LIABILITIES
Payable for capital shares redeemed	75,355,530	20,691,471	6,696,567	5,952,849	1,270,870
Payable to Investment Manager and its affiliates (Note 3)	4,858,811	1,016,853	487,176	124,338	56,595
Accrued expenses	199,853	34,730	30,516	18,205	12,634
Dividends payable to shareholders	70,596	12,233	6,962	3,009	1,427
Payable for securities purchased	—	—	963,560	—	630,630
Payable to custodian	—	269	—	—	102,355
Payable to directors	—	—	—	256	53

TOTAL LIABILITIES	80,484,790	21,755,556	8,184,781	6,098,657	2,074,564

NET ASSETS	$7,363,383,040	$1,574,654,006	$755,178,736	$252,148,147	$141,644,732

Net assets consist of:
Paid-in-capital	$7,363,408,107	$1,574,641,020	$755,187,794	$252,151,085	$141,644,771
Accumulated net realized gains (losses) from
security transactions	(25,067)	12,986	(9,058)	(2,938)	(39)

Net assets, at value	$7,363,383,040	$1,574,654,006	$755,178,736	$252,148,147	$141,644,732

Shares outstanding ($.0001 par value common
stock, 50 billion, 20 billion, 10 billion,
10 billion and 10 billion shares authorized, respectively)	7,363,408,107	1,574,641,020	755,187,794	252,151,085	141,661,762

Net asset value, redemption price and
offering price per share (Note 2)	$1.00	$1.00	$1.00	$1.00	$1.00

Please see accompanying notes to financial statements.

8	9

Statements of Operations
For the Six Months Ended April 30, 2004
(Unaudited)

	Money Market Portfolio	U.S. Government Portfolio	Municipal Portfolio	California Money Market Municipal Portfolio	New York Money Market Municipal Portfolio

INVESTMENT INCOME
Interest income	$49,257,312	$8,656,422	$4,174,813	$1,328,243	$719,801

EXPENSES
Investment management fees (Note 3)	13,938,178	2,675,756	1,322,709	443,574	247,653
Shareholder servicing fees (Note 3)	10,446,098	1,930,874	944,795	316,840	176,896
Transfer agent fees (Note 3)	8,356,931	1,544,709	755,841	253,474	141,518
Administration fees (Note 3)	4,178,389	772,340	377,914	126,735	70,757
Directors' fees (Note 4)	4,284	4,046	4,121	3,801	3,998
Shareholder reports and mailing	491,136	43,579	17,772	6,569	6,391
Custody fees	202,014	58,199	21,324	9,941	8,697
Registration fees	87,849	36,014	38,992	1,078	1,122
Professional fees	69,023	15,049	9,829	9,587	11,495
Other expenses	73,612	15,073	7,651	3,237	1,960

TOTAL EXPENSES	37,847,514	7,095,639	3,500,948	1,174,836	670,487

Fees waived by the Investment Manager
and its affiliates (Note 3)	(3,584,211)	(762,396)	(439,578)	(287,565)	(175,182)

NET EXPENSES	34,263,303	6,333,243	3,061,370	887,271	495,305

NET INVESTMENT INCOME	14,994,009	2,323,179	1,113,443	440,972	224,496

NET REALIZED GAINS (LOSSES) FROM
SECURITY TRANSACTIONS	(55,533)	305	(4,032)	(2,624)	(39)

NET INCREASE IN NET ASSETS FROM OPERATIONS	$14,938,476	$2,323,484	$1,109,411	$438,348	$224,457

Please see accompanying notes to financial statements.

10	11

Statements of Changes in Net Assets

	Money Market Portfolio		U.S. Government Portfolio		Municipal Portfolio

	Six Months Ended April 30, 2004 (Unaudited)	Year Ended October 31, 2003	Six Months Ended April 30, 2004 (Unaudited)	Year Ended October 31, 2003	Six Months Ended April 30, 2004 (Unaudited)	Year Ended October 31, 2003

OPERATIONS:
Net investment income	$14,994,009	$54,959,762	$2,323,179	$7,064,099	$1,113,443	$3,424,932
Net realized gains (losses)
from security transactions	(55,533)	32,827	305	12,444	(4,032)	(3,231)

Net increase in net assets
from operations	14,938,476	54,992,589	2,323,484	7,076,543	1,109,411	3,421,701

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS:
From net investment income	(14,994,009)	(54,959,762)	(2,323,179)	(7,064,099)	(1,113,443)	(3,424,932)
From net realized gain on
security transactions	—	(877,636)	—	(35,023)	—	—

Total dividends and distributions
to shareholders	(14,994,009)	(55,837,398)	(2,323,179)	(7,099,122)	(1,113,443)	(3,424,932)

CAPITAL SHARE TRANSACTIONS
($1.00 per share):
Proceeds from shares sold	13,018,256,608	26,438,089,020	2,740,034,228	4,188,832,347	1,399,060,824	1,932,732,517
Shares issued in reinvestment
of dividends	15,010,152	56,021,284	2,324,712	7,124,092	1,112,805	3,439,971
Payments for shares redeemed	(14,577,070,937)	(26,179,728,957)	(2,736,589,602)	(3,897,774,604)	(1,363,441,120)	(1,890,065,208)

Net increase (decrease) in net assets
from capital share transactions	(1,543,804,177)	314,381,347	5,769,338	298,181,835	36,732,509	46,107,280

TOTAL INCREASE (DECREASE)
IN NET ASSETS	(1,543,859,710)	313,536,538	5,769,643	298,159,256	36,728,477	46,104,049

NET ASSETS:
Beginning of period	8,907,242,750	8,593,706,212	1,568,884,363	1,270,725,107	718,450,259	672,346,210

End of period	$7,363,383,040	$8,907,242,750	$1,574,654,006	$1,568,884,363	$755,178,736	$718,450,259

Please see accompanying notes to financial statements.

12	13

Statements of Changes in Net Assets

	California Municipal		New York Municipal
	Money Market Portfolio		Money Market Portfolio
	Six Months Ended April 30, 2004 (Unaudited)	Year Ended October 31, 2003	Six Months Ended April 30, 2004 (Unaudited)	Year Ended October 31, 2003

OPERATIONS:
Net investment income	$440,972	$1,151,046	$224,496	$703,033
Net realized gains (losses) from security transactions	(2,624)	100	(39)	151

Net increase in net assets from operations	438,348	1,151,146	224,457	703,184

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(440,972)	(1,151,046)	(224,496)	(703,033)
From net realized gain on security transactions	—	—	—	(16,130)

Total dividends and distributions to shareholders	(440,972)	(1,151,046)	(224,496)	(719,163)

CAPITAL SHARE TRANSACTIONS ($1.00 per share):
Proceeds from shares sold	375,895,219	674,934,771	198,589,033	351,518,444
Shares issued in reinvestment of dividends	440,320	1,155,825	224,478	722,649
Payments for shares redeemed	(380,149,538)	(676,464,473)	(207,492,352)	(351,171,106)

Net increase (decrease) in net assets from capital share transactions	(3,813,999)	(373,877)	(8,678,841)	1,069,987

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,816,623)	(373,777)	(8,678,880)	1,054,008

NET ASSETS:
Beginning of period	255,964,770	256,338,547	150,323,612	149,269,604

End of period	$252,148,147	$255,964,770	$141,644,732	$150,323,612

Please see accompanying notes to financial statements.

14	15

Financial Highlights
Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Portfolio’s financial statements.

	Money Market Portfolio

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	April 30, 2004	October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)	2003	2002	2001	2000	1999

PER SHARE OPERATING
PERFORMANCE
Net asset value, beginning of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Net investment income	0.002	0.006	0.015	0.044	0.056	0.044

Dividends from net investment income	(0.002)	(0.006)	(0.015)	(0.044)	(0.056)	(0.044)
Distributions from net realized
gains on security transactions	—	(0.000)*	—	—	—	—

Net asset value, end of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

RATIOS
Ratio of expenses to average net assets	0.82%(B)	0.77%	0.77%	0.75%	0.75%	0.71%
Ratio of net investment income to
average net assets	0.36%(B)	0.64%	1.46%	4.29%	5.69%	4.44%
Decrease reflected in above expense
ratio due to waivers/reimbursements
by the Investment Manager and
its affiliates (Note 3)	0.09%(B)	0.13%	0.13%	0.17%	0.17%	0.21%

SUPPLEMENTAL DATA
Total investment return (A)	0.18%	0.65%	1.48%	4.45%	5.74%	4.54%
Net assets, end of period	$7,363,383,040	$8,907,242,750	$8,593,706,212	$7,837,492,302	$6,155,863,489	$4,646,268,591

Average net assets	$8,394,737,181	$8,636,511,932	$8,190,289,039	$7,201,241,377	$5,519,126,965	$4,035,269,586

*	Amount represents less than $0.001 per share.
(A)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.
(B)	Annualized.

Please see accompanying notes to financial statements.

16	17

Financial Highlights
Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Portfolio’s financial statements.

	U.S. Government Portfolio

	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	April 30, 2004		October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)		2003	2002	2001	2000	1999

PER SHARE OPERATING
PERFORMANCE
Net asset value, beginning of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Net investment income	0.001		0.006	0.014	0.042	0.054	0.044

Dividends from net investment income	(0.001)		(0.006)	(0.014)	(0.042)	(0.054)	(0.044)
Distributions from net realized
gains on security transactions	—		(0.000)*	—	—	—	—

Net asset value, end of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

RATIOS
Ratio of expenses to average net assets	0.82%	(B)	0.78%	0.77%	0.75%	0.75%	0.75%
Ratio of net investment income to
average net assets	0.30%	(B)	0.55%	1.36%	4.13%	5.41%	4.40%
Decrease reflected in above expense
ratio due to waivers/reimbursements
by the Investment Manager and
its affiliates (Note 3)	0.10%		0.14%	0.16%	0.19%	0.19%	0.19%

SUPPLEMENTAL DATA
Total investment return (A)	0.15%		0.56%	1.37%	4.31%	5.56%	4.47%
Net assets, end of period	$1,574,654,006		$1,568,884,363	$1,270,725,107	$1,181,666,805	$891,799,338	$880,720,253

Average net assets	$1,551,775,782	(B)	$1,292,118,256	$1,210,024,354	$1,020,855,050	$901,031,857	$678,643,185

*	Amount represents less than $0.001 per share.
(A)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.
(B)	Annualized.

Please see accompanying notes to financial statements.

18	19

Financial Highlights
Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Portfolio’s financial statements.

	Municipal Portfolio

	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	April 30, 2004		October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)		2003	2002	2001	2000	1999

PER SHARE OPERATING
PERFORMANCE
Net asset value, beginning of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Net investment income	0.001		0.005	0.010	0.027	0.034	0.026

Dividends from net investment income	(0.001)		(0.005)	(0.010)	(0.027)	(0.034)	(0.026)

Net asset value, end of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

RATIOS
Ratio of expenses to average net assets	0.81%	(B)	0.76%	0.76%	0.74%	0.74%	0.74%
Ratio of net investment income to
average net assets	0.29%	(B)	0.48%	0.98%	2.67%	3.40%	2.56%
Decrease reflected in above expense
ratio due to waivers/reimbursements
by the Investment Manager and
its affiliates (Note 3)	0.12%	(B)	0.16%	0.18%	0.20%	0.21%	0.21%

SUPPLEMENTAL DATA
Total investment return (A)	0.15%		0.48%	0.98%	2.74%	3.45%	2.59%
Net assets, end of period	$755,178,736		$718,450,259	$672,346,210	$648,756,171	$523,567,900	$487,136,694

Average net assets	$759,302,339		$716,364,898	$659,741,138	$608,775,666	$505,599,538	$439,705,095

(A)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.
(B)	Annualized.

Please see accompanying notes to financial statements.

20	21

Financial Highlights
Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Portfolio’s financial statements.

	California Municipal
	Money Market Portfolio
	Six Months		Year	Year	Year	Period
	Ended		Ended	Ended	Ended	Ended
	April 30, 2004		October 31,	October 31,	October 31,	October 31,
	(Unaudited)		2003	2002	2001	2000*

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$1.000		$1.000	$1.000	$1.000	$1.000

Net investment income	0.002		0.004	0.009	0.024	0.005

Dividends from net investment income	(0.002)		(0.004)	(0.009)	(0.024)	(0.005)

Net asset value, end of period	$1.000		$1.000	$1.000	$1.000	$1.000

RATIOS
Ratio of expenses to average net assets	0.70%	(B)	0.65%	0.65%	0.65%	0.65%	(B)
Ratio of net investment income to average net assets	0.35%	(B)	0.45%	0.87%	2.34%	2.95%	(B)
Decrease reflected in above expense ratio
due to waivers/reimbursements by the
Investment Manager and its affiliates
(Note 3)	0.23%	(B)	0.29%	0.29%	0.29%	0.50%	(B)

SUPPLEMENTAL DATA
Total investment return (A)	0.17%		0.45%	0.87%	2.38%	2.96%	(B)
Net assets, end of period	$252,148,147		$255,964,770	$256,338,547	$231,483,361	$214,545,918

Average net assets	$254,632,144		$256,329,078	$242,095,438	$228,193,975	$224,605,169

*	Portfolio commenced operations on September 1, 2000.
(A)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.
(B)	Annualized.

Please see accompanying notes to financial statements.

22	23

Financial Highlights
Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Portfolio’s financial statements.

	New York Municipal
	Money Market Portfolio

	Six Months		Year		Year	Year	Period
	Ended		Ended		Ended	Ended	Ended
	April 30, 2004		October 31,		October 31,	October 31,	October 31,
	(Unaudited)		2003		2002	2001	2000*

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$1.000		$1.000		$1.000	$1.000	$1.000

Net investment income	0.002		0.004		0.009	0.025	0.006

Dividends from net investment income	(0.002)		(0.004)		(0.009)	(0.025)	(0.006)
Distributions from net realized
gains on security transactions	—		(0.000)	**	—	—	—

Net asset value, end of period	$1.000		$1.000		$1.000	$1.000	$1.000

RATIOS
Ratio of expenses to average net assets	0.70%	(B)	0.65%		0.65%	0.65%	0.65%	(B)
Ratio of net investment income to average net assets	0.32%	(B)	0.45%		0.87%	2.44%	3.53%	(B)
Decrease reflected in above expense ratio
due to waivers/reimbursements by the
Investment Manager and its affiliates (Note 3)	0.25%	(B)	0.31%		0.32%	0.30%	0.57%	(B)

SUPPLEMENTAL DATA
Total investment return (A)	0.16%		0.46%		0.87%	2.53%	3.54%	(B)
Net assets, end of period	$141,644,732		$150,323,612		$149,269,604	$132,893,862	$100,705,806

Average net assets	$142,160,286		$156,579,143		$144,026,670	$119,680,318	$101,951,165

*	Portfolio commenced operations on September 1, 2000.
**	Amount represents less than $0.001 per share.
(A)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.
(B)	Annualized.

Please see accompanying notes to financial statements.

24	25

TD WATERHOUSE FAMILY OF FUNDS, INC.
Notes to Financial Statements – April 30, 2004
(UNAUDITED)

Note 1 — Organization

TD Waterhouse Family of Funds, Inc. (the “Fund”) was organized as a Maryland corporation on August 16, 1995. The Fund is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “Act”). Shares of the Fund are registered under the Securities Act of 1933, as amended. The Fund currently has five money market portfolios (each a “Portfolio” and collectively the “Portfolios”). Each Portfolio is a diversified investment portfolio, except for the California Municipal Money Market and New York Municipal Money Market Portfolios, which are non-diversified. The investment objective of each diversified Portfolio is to seek maximum current income to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The investment objective of each of the California Municipal Money Market and New York Municipal Money Market Portfolios is to seek maximum current income that is exempt from federal and California State or New York State and City (as applicable) income taxes, to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The Money Market Portfolio has the flexibility to invest broadly in U.S. dollar-denominated securities of domestic and foreign issuers. The U.S. Government Portfolio offers an added measure of safety by investing exclusively in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Municipal Portfolio offers investors Federal tax-exempt income by investing primarily in municipal securities. The California Municipal Money Market and New York Municipal Money Market Portfolios offer investors tax-exempt income on a Federal level by investing primarily in municipal securities, along with tax-exempt income in their respective states.

Note 2 — Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies:

Use of Estimates — The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting priniciples, which require the use of management estimates and assumptions. Actual results could differ from these estimates.

Computation of Net Asset Value — It is each Portfolio’s policy to maintain a continuous net asset value of $1.00 per share. Each Portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Portfolio will be able to maintain a stable net asset value of $1.00 per share.

26

TD WATERHOUSE FAMILY OF FUNDS, INC.
Notes to Financial Statements – April 30, 2004
(UNAUDITED)

Securities Valuation — Each Portfolio’s securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. At April 30, 2004, the cost of investments of each Portfolio for Federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Repurchase Agreements — Each Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by TD Waterhouse Asset Management, Inc. (the Fund’s “Investment Manager”), subject to the seller’s agreement to repurchase and the Portfolio’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Investment Income — Interest income, including amortization of discounts and premiums on securities is accrued as earned. Under the terms of the custody agreement, each Portfolio receives net earnings credits based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

Dividends and Distributions to Shareholders — Dividends arising from net investment income are declared daily and paid monthly. Net realized short-term capital gain, if any, may be distributed during the year and net realized long-term capital gain, if any, is distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Securities Transactions — Securities transactions are accounted for on the trade date. Realized gain and loss from securities transactions are recorded on a specific identification basis.

Expenses — Expenses directly attributable to each Portfolio are charged to that Portfolio’s operations. Expenses which are applicable to all Portfolios are allocated on a pro rata basis.

27

TD WATERHOUSE FAMILY OF FUNDS, INC.
Notes to Financial Statements – April 30, 2004
(UNAUDITED)

Note 3 — Investment Management Fees and Other Transactions with Affiliates of the Investment Manager

Under the terms of an Investment Management Agreement with the Investment Manager, a wholly-owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Portfolio, such Portfolio pays the Investment Manager an annual investment management fee, on a graduated basis, equal to 0.35 of 1% of the first $1 billion of average daily net assets of each such Portfolio, 0.34 of 1% of the next $1 billion, and 0.33 of 1% of average daily net assets of each such Portfolio over $2 billion. For the six months ended April 30, 2004, the Investment Manager voluntarily waived $1,353,156, $294,639, $170,947, $111,814 and $68,109 of its investment management fee for the Money Market, U.S. Government, Municipal, California Municipal Money Market and New York Municipal Money Market Portfolios, respectively.

TD Waterhouse Investor Services, Inc. (“TD Waterhouse”), an affiliate of the Investment Manager, has been retained under an Administration Agreement to perform certain administrative services for each Portfolio. For such administrative services, each Portfolio pays TD Waterhouse a monthly fee at an annual rate of 0.10 of 1% of each Portfolio’s average daily net assets. For the six months ended April 30, 2004, TD Waterhouse voluntarily waived $405,646, $85,047, $48,842, $31,968 and $19,481 of its administrative fee for the Money Market, U.S. Government, Municipal, California Municipal Money Market and New York Municipal Money Market Portfolios, respectively.

TD Waterhouse has been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of each Portfolio. The shareholder service plan adopted by the Fund provides that each Portfolio pays TD Waterhouse a monthly fee at an annual rate of 0.25 of 1% of average daily net assets. For the six months ended April 30, 2004, TD Waterhouse voluntarily waived $1,014,116, $212,617 $122,105, $79,846 and $48,629 of its shareholder servicing fees for the Money Market, U.S. Government, Municipal, California Municipal Money Market and New York Municipal Money Market Portfolios, respectively.

The Fund has entered into a Transfer Agency and Dividend Disbursing Agency Agreement with National Investor Services Corp. (the “Transfer Agent”), an affiliate of the Investment Manager, to perform transfer agency and dividend disbursing agency-related services. For such services, each Portfolio pays the Transfer Agent a monthly fee at an annual rate of 0.20 of 1% of average daily net assets. For the six months ended April 30, 2004, the Transfer Agent voluntarily

28

TD WATERHOUSE FAMILY OF FUNDS, INC.
Notes to Financial Statements – April 30, 2004
(UNAUDITED)

waived $811,293, $170,093, $97,684, $63,937 and $38,963 of its transfer agency and dividend disbursing agency fees for the Money Market, U.S. Government, Municipal, California Municipal Money Market and New York Municipal Money Market Portfolios, respectively.

Note 4 —Directors’ Fees

Each Director who is not an “interested person” as defined in the Act, who serves on the Board of Directors/Trustees of one or more investment companies in the “Fund Complex” (which includes the Fund, TD Waterhouse Trust and TD Waterhouse Plus Funds, Inc.), receives, in the aggregate:

1.	a base annual retainer of $15,000, payable quarterly,

2.	a supplemental annual retainer of $6,000, if serving on the Board of Directors/Trustees of two companies in the Fund Complex, and

3.	an additional supplemental annual retainer of $2,500, if serving on the Board of Directors/Trustees of three companies in the Fund Complex, and

4.	a meeting fee of $3,000 for each meeting attended.

Compensation is allocated among the companies and the respective portfolios.

Note 5 — Credit Risk

The California Municipal Money Market and New York Municipal Money Market Portfolios follow an investment policy of investing primarily in municipal obligations of one state (as indicated by the name of the respective Portfolio). Economic changes affecting the respective state and related public bodies and municipalities may affect the ability of issuers within such state to pay interest on, or repay principal of, municipal obligations held by the California Municipal Money Market or New York Municipal Money Market Portfolios.

Note 6 — Federal Income Taxes

It is each Portfolio’s policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Portfolio so qualifies, and distributes at least 90% of its taxable net income, the Portfolio (not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Portfolio’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the

29

TD WATERHOUSE FAMILY OF FUNDS, INC.
Notes to Financial Statements – April 30, 2004
(UNAUDITED)

calendar year) and 98% of its net realized capital gain (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

At October 31, 2003, for Federal income tax purposes, the following Portfolios had capital loss carryforwards available to offset future capital gains, if any:

	Expiring October 31,

	2008	2010	2011	Total

Municipal Portfolio	$—	$1,634	$3,231	$4,865
California Municipal
Money Market
Portfolio	314	—	—	314

The tax character of distributions paid to shareholders during the fiscal years ended October 31, 2003 and October 31, 2002 were all ordinary income with respect to the Money Market and U.S. Government Portfolios and all tax-exempt income with respect to the Municipal, California Municipal Money Market and New York Municipal Money Market Portfolios. The tax character of distributions to be paid for the year ending October 31, 2004 will be determined at the end of the current fiscal year.

As of October 31, 2003, the components of Distributable Earnings on a tax basis were as follows:

	Undistributed	Undistributed	Capital	Other
	Tax-Exempt	Ordinary	Loss	Temporary
	Income	Income	Carryforwards	Differences

Money Market Portfolio	$—	$120,197	$—	$(89,731)
U.S. Government Portfolio	—	26,449	—	(13,768)
Municipal Portfolio	6,166	—	(4,865)	(6,327)
California Municipal
Money Market Portfolio	2,557	—	(314)	(2,557)
New York Municipal
Money Market Portfolio	1,370	—	—	(1,370)

During the year ended October 31, 2003, as a result of permanent book to tax differences, primarily due to the reclassification of distributions, the New York Municipal Money Market Portfolio decreased paid in capital and increased accumulated net realized loss from securities transactions by $16,991.

30

TD WATERHOUSE FAMILY OF FUNDS, INC.
Money Market Portfolio • Schedule of Investments
April 30, 2004
(UNAUDITED)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	CORPORATE OBLIGATIONS

	ASSET-BACKED OBLIGATIONS—16.8%
$39,000,000	Americredit Automobile Receivables, Ser. 2004 BM
	Cl. A-1, 1.31%, due 4/6/05	1.31	$39,000,000
90,000,000	Belford U.S. Capital Co., LLC, 1.10%, due 7/12/04
	(Notes A, E)	1.10	90,000,000
45,000,000	Belford U.S. Capital Co., LLC, 1.11%, due 9/20/04
	(Notes A, E)	1.10	44,998,259
50,000,000	Belford U.S. Capital Co., LLC, 1.10%, due 10/8/04
	(Notes A, E)	1.10	50,000,000
50,000,000	Belford U.S. Capital Co., LLC, 1.10%, due 12/6/04
	(Notes A, E)	1.09	49,996,975
48,000,000	Belford U.S. Capital Co., LLC, 1.10%, due 1/13/05
	(Notes A, E)	1.10	48,000,000
100,000,000	Belford U.S. Capital Co., LLC, 1.11%, due 1/21/05
	(Notes A, E)	1.10	99,992,618
70,000,000	CORSAIR Trust I-1009, 1.18%, due 6/1/04
	(Credit: General Electric Capital Corp.;
	JPMorgan Chase Bank) (Notes A, B)	1.18	70,000,000
50,000,000	CORSAIR Trust I-1010, 1.19%, 5/24/04 (Credit: General
	Electric Capital Corp.; JPMorgan Chase Bank) (Note A, B)	1.19	50,000,000
150,000,000	CORSAIR Trust I-1012, 1.14%, due 7/5/04
	(Credit: JPMorgan Chase Bank; AIG) (Notes A, B, E)	1.14	150,000,000
100,000,000	LEAFs, LLC, 1.11%, due 5/20/04 (Credit: AIG) (Notes A, E)	1.11	100,000,000
25,000,000	Liberty Lighthouse U.S. Capital Co., LLC, 1.23%,
	due 5/3/04 (Notes A, E)	1.12	25,003,615
30,535,000	Long Lane Master Trust IV, CP Ser. 1999-A, due 5/20/04
	(Counterparty: FleetBoston Financial Corp.) (Note E)	1.04	30,518,240
122,000,000	Metropolitan Life Global Funding I, 1.14%, due 5/28/04
	(Notes A, E)	1.14	122,000,000
140,000,000	RACERS Trust, Ser. 2004-6-MM, 1.10%, due 5/24/04
	(GTY: Lehman Bros. Holdings, Inc.) (Notes A, E)	1.10	140,000,000
120,000,000	Thorn Finance S.A. Ser. 1, 1.11%, due 6/22/04
	(Credit: JPMorgan Chase Bank) (Notes A, E)	1.13	119,979,420

			1,229,489,127

	BROKER/DEALER OBLIGATIONS—10.9%
14,000,000	Credit Suisse First Boston (USA), Inc., 1.41%, due 5/4/04	1.41	14,005,389
50,000,000	Goldman Sachs Group, Inc., 1.26%, due 6/15/04
	(Notes A, E)	1.08	50,000,000
335,000,000	Merrill Lynch & Co., Inc., 1.22%, due 5/11/04 (Note A)	1.21	335,018,259
35,000,000	Morgan Stanley, 1.09%, due 5/4/04 (Note A)	1.09	35,000,000
368,800,000	Morgan Stanley, 1.22%, due 5/17/04 (Note A)	1.22	368,800,000

			802,823,648

31

TD WATERHOUSE FAMILY OF FUNDS, INC.
Money Market Portfolio • Schedule of Investments
April 30, 2004
(UNAUDITED)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	EXTENDIBLE COMMERCIAL NOTES—0.7%
$54,000,000	ASAP Funding Inc., 1.07%, due 6/25/04 (Credit: Bank
	of America Corp.; Citigroup, Inc.) (Notes A, F)	1.07	$53,911,725

	FINANCE & INSURANCE OBLIGATIONS—7.8%
200,000,000	American Express Credit Corp., 1.14%, due 5/5/04
	(Note A)	1.14	200,000,000
75,500,000	Associates Corp. of N.A., 1.21%, due 6/25/04
	(GTY: Citigroup, Inc.) (Note A)	1.21	75,500,000
4,400,000	Kokomo Grain Co., Inc. Ser. 2002-A, 1.15%, due 5/7/04
	(Notes A, C, E)	1.15	4,400,000
86,000,000	Meridian Funding Co., LLC, Extendible MTN, 1.20%,
	due 5/5/04 (GTY: MBIA) (Note A)	1.20	86,000,000
100,000,000	Sigma Finance Inc., 1.06%, due 5/5/04 (Notes A, E)	1.08	99,999,658
100,000,000	Sigma Finance Inc., 1.23%, due 12/3/04 (Note G)	1.23	100,000,000
7,500,000	Wells Fargo Financial, Inc., 5.45%, due 5/3/04
	(GTY: Wells Fargo & Co.)	1.35	7,501,662

			573,401,320

	FUNDING AGREEMENTS—3.7%
275,000,000	Metropolitan Life Insurance Co., 1.29%, due 7/1/04
	(Notes A, B)	1.29	275,000,000

	INDUSTRIAL & OTHER COMMERCIAL PAPER—5.0%
6,350,353	Amtrak Trust 93-A, Ser. A, 1.15% (GTY: General
	Electric Co.) (Note C)	1.15	6,350,353
38,036,087	Amtrak Trust 93-B, Ser. B, 1.15% (GTY: General
	Electric Co.) (Note C)	1.15	38,036,087
310,000,000	BellSouth Telecommunications, Inc., 1.18%, due
	6/4/04 (GTY: BellSouth Corp.) (Note A)	1.18	310,000,000
7,615,000	CFM International, Inc., Ser. 1999A, 1.15%
	(GTY: General Electric Co.) (Note C)	1.13	7,615,000
10,000,000	Frontenac Properties, Inc., 1.17% (GTY: Sisters of
	Mercy Health Systems, Inc.) (Note C)	1.17	10,000,000

			372,001,440

32

TD WATERHOUSE FAMILY OF FUNDS, INC.
Money Market Portfolio • Schedule of Investments
April 30, 2004
(UNAUDITED)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	LOAN PARTICIPATIONS—1.4%
$20,000,000	Army and Air Force Exchange Service, 1.17%,
	due 5/20/04 (Notes A, B)	1.17	$20,000,000
82,200,000	Cos-Mar Co., 1.12%, due 5/25/04
	(GTY: General Electric Co.) (Notes A, B)	1.12	82,200,000

			102,200,000

	TOTAL CORPORATE OBLIGATIONS—46.3%		3,408,827,260

	BANK OBLIGATIONS

	BANK COMMERCIAL PAPER—0.2%
11,210,000	Irish Life & Permanent PLC, due 6/8/04	1.05	11,197,576

	BANK NOTES—5.1%
50,000,000	ABN-AMRO Bank N.V., 1.28%, due 6/21/04
	(Credit: Merrill Lynch & Co.; ABN-AMRO Bank N.V.)
	(Notes A, B, E)	1.30	50,000,000
85,000,000	Bank of New York Co., Inc., 1.09%, due 5/27/04
	(Note A)	1.09	85,000,000
25,000,000	Royal Bank of Canada, 1.08%, due 5/10/04 (Note A)	1.08	25,000,000
60,000,000	Wells Fargo & Co., 1.11%, due 6/03/04 (Note A)	1.09	60,000,000
85,000,000	Wells Fargo & Co., 1.17%, due 5/14/04 (Note A)	1.17	85,000,000
70,000,000	Westpac Banking Corp. NY, 1.10%, due 6/11/04
	(Note A)	1.10	70,000,000

			375,000,000

	DOMESTIC BANK SUPPORTED OBLIGATIONS—6.6%
2,875,000	ACF Parking Ltd., Adj. Rate Secs., Ser. 2002,
	1.12% (LOC: Fifth Third Bank) (Note C)	1.11	2,875,000
4,390,000	Anacortes Class Assets, LLC Ser. 2003A, 1.16%
	(LOC: Bank of America, N.A.) (Note C)	1.14	4,390,000
4,800,000	Belmay, Inc., Multi-Mode Rev. Bonds, Ser. 1999, 1.85%
	(LOC: Bank of New York) (Note C)	1.82	4,800,000
7,200,000	B.F. Fort Meyers, Inc., B.F. South, Inc. U.B., Ltd. Adj.
	Rate Secs. Ser. 2002, 1.12%
	(LOC: Fifth Third Bank) (Note C)	1.10	7,200,000
7,820,000	Black Property Management, LLC, Adj. Rate Secs.,
	Ser. 2002, 1.12% (LOC: Fifth Third Bank) (Note C)	1.10	7,820,000
9,055,000	Blue Hen Hotel LLC, (Univ. of DE Proj.) Ser. 2001,
	1.15% (Credit: PNC Bank, N.A.; Univ. of DE) (Note C)	1.15	9,055,000
18,450,000	Campus Crusade for Christ, Inc., Incremental
	Ser. 1997, 1.12% (LOC: Wachovia Bank, N.A.) (Note C)	1.10	18,450,000

33

TD WATERHOUSE FAMILY OF FUNDS, INC.
Money Market Portfolio • Schedule of Investments
April 30, 2004
(UNAUDITED)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

$5,900,000	CEGW, Inc., Ser. 1999, 1.17% (LOC: PNC Bank, N.A.)
	(Note A)	1.15	$5,900,000
4,000,000	Chatham Capital Corp. Ser. 2003, 1.07%
	(LOC: Fifth Third Bank) (Note C)	1.06	4,000,000
5,480,000	Cincinnati Museum Center, Adj. Rate Secs.,
	Ser. 2002, 1.12% (LOC: Fifth Third Bank) (Note C)	1.11	5,480,000
11,160,000	Cooley, Inc. International Ser. 2000, 1.10%
	(LOC: Wachovia Bank, N.A.) (Note C)	1.10	11,160,000
6,035,000	Corp. Fin. Managers, Inc., Intergrated Loan Program,
	Pooled Adj. Rate Ser. B, 1.15% (LOC: Wells
	Fargo Bank, N.A.) (Note C)	1.13	6,035,000
2,430,000	Daniel E. Pilarczyk, Archbishop of Cinn., Trustee for
	Archbishop Moeller H.S., Adj. Rate Secs.,
	Ser. 2003, 1.12% (LOC: Fifth Third Bank) (Note C)	1.10	2,430,000
6,935,000	DAPSCO, Inc., Ser. 2002, 1.12% (LOC: Fifth
	Third Bank) (Note C)	1.10	6,935,000
4,115,000	Dayton Freight Lines, Inc., Ser. 2001, 1.12%
	(LOC: Fifth Third Bank) (Note C)	1.10	4,115,000
22,125,000	Dominican Sisters, St. Mary's of the Springs,
	Ser. 2000, 1.12% (LOC: Fifth Third Bank) (Note C)	1.10	22,125,000
5,100,000	Dormont Manufacturing Co., Ser. 2000A, 1.15%
	(LOC: PNC Bank, N.A.) (Note C)	1.13	5,100,000
14,300,000	EPI Corp., Adj. Rate Notes, Ser. 1998,
	1.15% (LOC: PNC Bank, N.A.) (Note C)	1.15	14,300,000
7,395,000	EXAL Corp., Ser. 2001, 1.12% (LOC: Fifth Third Bank)
	(Note C)	1.10	7,395,000
4,250,000	FE, LLC, Loan Program Notes, Ser. A, 1.07%
	(LOC: Fifth Third Bank) (Note C)	1.06	4,250,000
9,000,000	Fresh Advantage, Inc., Ser. A, 1.15%
	(LOC: Wachovia Bank, N.A.) (Note C)	1.15	9,000,000
5,595,000	General Secretariat of the OAS, Ser. A, 1.12%
	(LOC: Bank of America, N.A.) (Note C)	1.11	5,595,000
4,725,000	Gilligan Oil Co., Adj. Rate Secs., Ser. 2002,
	1.12% (LOC: Fifth Third Bank) (Note C)	1.10	4,725,000
3,180,000	Grand Rapids Christian Schools Assoc. Adj. Rate Secs.,
	Ser. 2003, 1.12% (LOC: Fifth Third Bank) (Note C)	1.10	3,180,000
1,860,000	Gutwein & Co., Inc. and Gutwein Properties, LLC, Adj.
	Rate Secs., Ser. 2003, 1.12% (LOC: Fifth
	Third Bank) (Note C)	1.10	1,860,000
2,000,000	J.P.S. Properties Diversified, Inc., Adj. Rate Secs.,
	Ser. 2002, 1.12% (LOC: Fifth Third Bank) (Note C)	1.11	2,000,000
3,660,000	Kappa Alpha Theta Fraternity, Inc., Ser. 2001, 1.12%
	(LOC: Fifth Third Bank) (Note C)	1.10	3,660,000
3,240,000	Liter's, Inc., Adj. Rate Secs., Ser. 2002, 1.12%,
	(LOC: Fifth Third Bank) (Note C)	1.10	3,240,000
40,000,000	LP Pinewood SPV, LLC, Increment Ser. 2003,
	1.10% (LOC: Wachovia Bank, N.A.) (Note C)	1.10	40,000,000

34

TD WATERHOUSE FAMILY OF FUNDS, INC.
Money Market Portfolio • Schedule of Investments
April 30, 2004
(UNAUDITED)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

$12,090,000	Pitney Roads Partners, LLC, Ser. 2003A, 1.14%
	(LOC: Fleet National Bank) (Note C)	1.14	$12,090,000
60,000,000	Provena Health CP Rev. Notes, Ser. 1998, due 5/14/04
	(LIQ: Bank One, N.A.)	1.05	59,977,250
8,100,000	R.M.D Corp., Ser. 2001, 1.12%
	(LOC: Fifth Third Bank) (Note C)	1.10	8,100,000
22,034,000	River Fuel Trust #2, due 7/30/04
	(LOC: Bank of New York)	1.09	21,973,957
3,470,000	Rockwall Dirt Co., Ltd., (Floating Rate Option Notes)
	1.26% (LOC: Bank One, N.A.) (Note C)	1.24	3,470,000
4,800,000	Rockwood Quarry, LLC, Ser. 2002, 1.07%
	(LOC: Fifth Third Bank) (Note C)	1.06	4,800,000
6,600,000	Savannah College of Art & Design, Inc., Ser. 2004,
	1.10% (LOC: Bank of America, N.A.) (Note C)	1.09	6,600,000
5,860,000	Sawmill Creek Lodge Co., Ltd., Adj. Rate Secs.,
	Ser. 2002, 1.12% (LOC: Fifth Third Bank) (Note C)	1.10	5,860,000
3,940,000	Sound Class Assets, LLC, Ser. 2003A, 1.16%
	(LOC: Bank of America, N.A.) (Note C)	1.14	3,940,000
6,400,000	South Central Communications Corp., Adj. Rate
	Secs., Ser. 2003, 1.07% (LOC: Fifth Third Bank)
	(Note C)	1.06	6,400,000
7,225,000	SouthCorr, LLC, Ser. 2001, 1.09%
	(LOC: Wachovia Bank, N.A.) (Note C)	1.08	7,225,000
4,290,000	Stech LLP, Adj. Rate Bonds, Ser. 1998, 1.15%
	(LOC: PNC Bank, N.A.) (Note C)	1.13	4,290,000
6,800,000	Tacoma Goodwill Industries, Ser. 2003, 1.12%
	(LOC: Bank of America, N.A.) (Note C)	1.10	6,800,000
4,150,000	Team Rahal of Pittsburg, Inc., Ser. 2002, 1.15%
	(LOC: PNC Bank, N.A.) (Note C)	1.13	4,150,000
15,000,000	The Garlands of Barrington Lenders, Inc.,
	Ser. 2002A, 1.12% (LOC: Bank One, N.A.) (Note C)	1.10	15,000,000
17,600,000	The Garlands of Barrington Lenders, Inc.,
	Ser. 2002B, 1.12% (LOC: Bank One, N.A.) (Note C)	1.10	17,600,000
15,000,000	The Garlands of Barrington Lenders, Inc.,
	Ser. 2002C, 1.12% (LOC: Bank One, N.A.) (Note C)	1.10	15,000,000
6,305,000	The Scranton Times, LP, Ser. 1997, 1.15%
	(LOC: PNC Bank, N.A.) (Note C)	1.15	6,305,000
11,010,000	Triad Group, Inc., Ser. 1997, 1.12%
	(LOC: Wachovia Bank, N.A.) (Note C)	1.10	11,010,000
15,220,000	Turfway Park, LLC, Ser. 2001, 1.12%
	(LOC: Fifth Third Bank) (Note C)	1.10	15,220,000
3,300,000	Two Gateway LP, Adj. Rate Secs., Ser. 2002,
	1.12% (LOC: Fifth Third Bank) (Note C)	1.10	3,300,000
1,775,000	Wagner Moving & Storage, Inc., Adj. Rate Secs.,
	Ser. 2002, 1.12% (LOC: Fifth Third Bank) (Note C)	1.11	1,775,000
10,180,000	William Thies & Sons, Inc., Ser. 1999, 1.12%
	(LOC: Wachovia Bank, N.A.) (Note C)	1.10	10,180,000

35

TD WATERHOUSE FAMILY OF FUNDS, INC.
Money Market Portfolio • Schedule of Investments
April 30, 2004
(UNAUDITED)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

$3,000,000	Wisconsin Heart Hosp. LLC, Rev. Bonds,
	Ser. 2003, 1.10% (LOC: Bank One, N.A.) (Note C)	1.08	$3,000,000
3,475,000	Yuengling Beer Co., Inc., Ser. 1999A, 1.15%
	(LOC: PNC Bank, N.A.) (Note C)	1.13	3,475,000

			484,616,207

	DOMESTIC/YANKEE CERTIFICATES OF DEPOSIT—4.5%
195,000,000	Canadian Imperial Bank of Commerce, 1.15%,
	due 5/17/04 (Note A)	1.15	195,000,000
50,000,000	Deutsche Bank AG, 1.37%, due 8/5/04	1.25	50,015,759
90,000,000	Svenska Handelsbanken AB, 1.25%, due 12/31/04	1.25	90,000,000

			335,015,759

	EURODOLLAR BANK CERTIFICATES OF DEPOSIT—1.0%
75,000,000	Societe Generale, 1.42%, due 8/31/04	1.25	75,042,345

	FOREIGN BANK SUPPORTED OBLIGATIONS—7.7%
25,000,000	BBVA Bancomer S.A., Grand Cayman Branch,
	due 7/12/04 (LOC: ING Bank N.V.)	1.22	24,939,500
15,000,000	BBVA Bancomer S.A., Grand Cayman Branch,
	due 10/8/04 (LOC: ING Bank N.V.)	1.17	14,922,667
27,000,000	Brooksby Village, Inc., Ser. 2002, 1.15%
	(LOC: LaSalle Bank, N.A.) (Note C)	1.13	27,000,000
6,925,000	Franklin Avenue Assoc. LP, Var. Rate Lease Rev.
	Bonds, Ser. 2001 (Waco, TX Federal Courthouse and
	Post Office Proj.) 1.15% (Credit: Landesbank
	Hessen-Thueringen GZ; AMBAC) (Notes C, E)	1.13	6,925,000
45,000,000	HBOS Treasury Services PLC, 1.08%, due 5/04/04
	(GTY: Bank of Scotland) (Note A)	1.08	45,000,000
325,000,000	HBOS Treasury Services PLC, 1.14%, due 5/20/04
	(GTY: Bank of Scotland) (Note A)	1.14	325,000,717
66,500,000	HBOS Treasury Services PLC, 1.10%, due 6/24/04
	(GTY: Bank of Scotland) (Note A)	1.10	66,500,000
49,550,000	Redding Life Care, LLC, (Meadow Ridge Proj.) First
	Mortgage, Ser. 1998B, 1.15%
	(LOC: BNP Paribas) (Note C)	1.13	49,550,000
4,745,000	St. Francis Place, CA (LP-St. Francis Place),
	MFH, Ser. 1998, 1.15%
	(LOC: Credit Suisse First Boston) (Notes C, E)	1.13	4,745,000

			564,582,884

	TOTAL BANK OBLIGATIONS—25.1%		1,845,454,771

36

TD WATERHOUSE FAMILY OF FUNDS, INC.
Money Market Portfolio • Schedule of Investments
April 30, 2004
(UNAUDITED)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	TAXABLE MUNICIPAL OBLIGATIONS
$22,000,000	Blair Cty. IDA, (Altoona-Blaire Cty. Dev. Corp.)
	Ser. 2001, 1.15% (LOC: PNC Bank, N.A.) (Note C)	1.13	$22,000,000
7,000,000	Brooks Cty. Dev. Auth. IDB (Landboard, Inc. Proj.)
	Ser. 2003, 1.10% (LOC: Bank of America, N.A.) (Note C)	1.10	7,000,000
56,600,000	CA Pollution Control Fin. Auth. Environ.
	Improv. Rev. Bonds (ARCO Proj.) Ser. 1997,
	due 7/14/04 (GTY: Atlantic Richfield Co.)	1.09	56,600,000
195,000,000	CA RAWS, Ser. 2003A, 2.00%, due 6/16/04
	(Credit: Citibank, N.A.; Bank of America, N.A.;
	Goldman Sachs & Co.; Morgan Stanley & Co., Inc.)	1.10	195,218,582
2,600,000	Colorado HFA Var. Rate EDR Bonds,
	Ser. 2003B (High Country Container, Inc. Proj.), 1.25%,
	(LOC: Bank One, N.A.) (Note C)	1.23	2,600,000
20,144,000	Connecticut HFA Housing Mortgage Fin.
	Prog. Bonds, Ser. F1, 1.08%, (Credit: Landesbank
	Hessen-Thueringen GZ; AMBAC) (Note C)	1.08	20,144,000
7,220,000	IDB of the Parish of Caddo, Inc., Adj. Rate
	IDRBs (Sealy Shreveport Industrial
	Loop, LP Proj.), 1.12%, due 5/5/04
	(LOC: Bank One, N.A.) (Note C)	1.10	7,220,000
19,900,000	Ill. Dev. Auth. Rev. Bonds (American College
	of Surgeons Proj.), Ser. 1996, 1.25%
	(LOC: Northern Trust Co.) (Note C)	1.23	19,900,000
22,100,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds
	Ser. 1997B, 1.08% (LOC: Bank One, N.A.) (Note C)	1.07	22,100,000
18,900,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds
	Ser. 1998B, 1.08% (Credit: MBIA; Bank of
	America, N.A.) (Note C)	1.07	18,900,000
13,800,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds
	Ser. 1998B-I, 1.08% (Credit: MBIA;
	Bank One, N.A.) (Note C)	1.08	13,800,000
18,000,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds
	Ser. 1998B-II, 1.08% (Credit: MBIA;
	Bank One, N.A.) (Note C)	1.08	18,000,000
15,200,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds
	Ser. 1999B-III, 1.08% (Credit: MBIA;
	Bank One, N.A.) (Note C)	1.07	15,200,000
1,000,000	Jackson Cty. (AL) IDB (Beaulieu of America,
	Inc. Proj.), IDRB, Ser. 1991, 5.00%
	(LOC: Fortis Bank) (Note C)	5.00	1,000,000
18,500,000	Jackson Energy Auth. (Jackson, TN) Adj. Rate Rev.
	Bonds, Ser. 2003A, 1.13% (Credit: FGIC; Bank of
	America, N.A.) (Note C)	1.11	18,500,000
39,405,000	Maryland Health and HEFA, Rev. Bonds, Ser. D,
	1.08% (LOC: Bank of America, N.A.) (Note C)	1.07	39,405,000

37

TD WATERHOUSE FAMILY OF FUNDS, INC.
Money Market Portfolio • Schedule of Investments
April 30, 2004
(UNAUDITED)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

$18,200,000	Miss. Bus. Fin. Corp. Rev. Bonds (Dollar Tree Proj.)
	Ser. 1998, 1.12% (LOC: Wachovia Bank, N.A.) (Note C)	1.10	$18,200,000
3,500,000	Miss. Bus. Fin. Corp. IDRB (Koch Freezers
	LLC Proj.), Ser. 2004, 1.16% (LOC: Bank One, N.A.)
	(Note C)	1.14	3,500,000
15,950,000	Municipal Gas Auth. of GA, Gas Rev. Bonds, Ser. A,
	1.13%, (Credit: Bank One, N.A.; Wachovia Bank, N.A.;
	Bayerische Landesbank GZ) (Note C)	1.11	15,950,000
41,500,000	NY City HDC (Multi-Family Mortgage Rev. Bonds -
	Ninth Ave), 2002 Ser. A, 1.07% (LOC: Fleet National
	Bank) (Note C)	1.07	41,500,000
25,460,000	NY City HDC MFH Rental Rev. Bonds (Chelsea Centro),
	2002 Ser. A, 1.07% (LOC: Bayerische Landesbank GZ)
	(Note C)	1.07	25,460,000
30,700,000	NY State HFA, Service Contract Rev. Bonds, 2003 Ser. J,
	1.09% (LOC: Landesbank Hessen-Thueringen GZ) (Note C)	1.08	30,700,000
3,990,000	Putnam Hospital Center (NY), Multi-Mode Rev. Bond,
	Ser. 1999, 1.85% (LOC: Bank of New York)
	(Note C)	1.82	3,990,000
50,000,000	State of Miss. GO Bonds (Nissan No. America,
	Inc. Proj.), Ser. 2003A, 1.09%, (LOC: Bank of America,
	N.A.) (Note C)	1.08	50,000,000
27,685,000	State of Texas (Veteran's Land Refunding Bonds)
	GO, Ser. 2002, 1.08% (LIQ: Landesbank
	Hessen-Thueringen GZ) (Note C)	1.08	27,685,000
7,700,000	The Harrisburg Authority (Dauphin County, PA)
	Var. Rate Water Revenue Refunding Bonds,
	Ser. C 2002, 1.15% (Credit: FSA; Dexia Credit Local)
	(Note C)	1.15	7,700,000
70,000,000	Westchester Cty. Health Care Corp., CP Notes,
	Ser. 2, due 5/12/04 (LOC: Landesbank
	Hessen-Thueringen GZ)	1.08	69,976,900

	TAXABLE MUNICIPAL OBLIGATIONS—10.5%		772,249,482

	U.S. GOVERNMENT AGENCY OBLIGATIONS
125,000,000	Fannie Mae Mortgage-backed Discount Notes
	1.33%, due 10/1/04	1.33	124,301,406
68,426,000	Fannie Mae Notes, 1.42%, due 9/15/04	1.42	68,946,653
75,000,000	Fannie Mae Notes, 1.28%, due 4/22/05 (Note G)	1.28	75,000,000
150,000,000	Fannie Mae Notes, 1.55%, due 5/04/05 (Note G)	1.55	150,000,000
50,000,000	FHLB Notes, 1.58%, due 5/20/05
	(Note G)	1.58	50,000,000

	U.S. GOVERNMENT AGENCY OBLIGATIONS—6.3%		468,248,059

38

TD WATERHOUSE FAMILY OF FUNDS, INC.
Money Market Portfolio • Schedule of Investments
April 30, 2004
(UNAUDITED)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	REPURCHASE AGREEMENT—11.3%
$835,247,000	ABN-AMRO Bank, N.V., NY
	• 1.03% dated 4/30/04, due 5/3/04 in the amount of $835,318,692
	• fully collateralized by U.S. Government securities, coupon range 4.50% to 7.00%, maturity range 3/1/13 to 4/1/34, value $851,951,940	1.03	$835,247,000

	TOTAL INVESTMENTS (Cost $7,330,026,572)—99.5%		7,330,026,572

	OTHER ASSETS AND LIABILITIES, NET—0.5%		33,356,468

	NET ASSETS—100.0%		$7,363,383,040

Please see accompanying notes to financial statements.

39

TD WATERHOUSE FAMILY OF FUNDS, INC.
U.S. Government Portfolio  •  Schedule of Investments
April 30, 2004
(UNAUDITED)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	FEDERAL HOME LOAN BANK-3.1%
$3,000,000	Notes, 3.38%, due 5/14/04	1.02	$3,002,535
3,000,000	Notes, 3.38%, due 6/15/04	1.03	3,008,556
17,000,000	Notes, 6.25%, due 8/13/04	1.13	17,244,652
25,000,000	Notes, 1.28%, due 4/22/05 (Note G)	1.28	25,000,000

			48,255,743

	FANNIE MAE-43.0%
30,000,000	Discount Notes, due 5/05/04	1.12	30,000,000
55,000,000	Discount Notes, due 5/17/04	1.03	54,997,117
46,000,000	Mortgage-Backed Discount Notes, due 5/11/04	1.04	45,986,711
50,000,000	Mortgage-Backed Discount Notes, due 6/1/04	1.26	49,945,750
19,367,000	Mortgage-Backed Discount Notes, due 6/1/04	1.04	19,349,739
91,949,000	Mortgage-Backed Discount Notes, due 6/1/04	1.03	91,867,231
189,992,580	Mortgage-Backed Discount Notes, due 7/1/04	1.03	189,662,143
100,000,000	Mortgage-Backed Discount Notes, due 10/1/04	1.08	99,545,250
42,681,000	Mortgage-Backed Discount Notes, due 12/1/04	1.38	42,335,948
3,000,000	Notes, 1.25%, due 5/4/04 (Note G)	1.24	2,999,997
50,000,000	Notes, 1.55%, due 5/4/05 (Note G)	1.55	50,000,000
1,000,000	Notes, 6.50%, due 8/15/04	1.13	1,015,365

			677,705,251

	U.S. GOVERNMENT GUARANTEED OBLIGATIONS-19.2%
80,000,000	Army and Air Force Exchange Service, 1.17%,
	due 5/20/04 (Notes A, B)	1.17	80,000,000
50,000,000	Army and Air Force Exchange Service, 1.12%,
	due 5/20/04 (Note B)	1.12	50,000,000
50,883,000	Alameda Leasing Ltd. (EXIM Bank Guaranteed
	Discount Notes), due 6/18/04	1.05	50,811,764
28,595,000	Buchanan Leasing Ltd. (EXIM Bank Guaranteed
	Discount Notes), due 6/18/04	1.05	28,554,967
29,400,000	Clement Leasing Ltd. (EXIM Bank Guaranteed
	Discount Notes), due 6/18/04	1.05	29,358,840
35,220,000	Overseas Private Investment Corp.
	Ser. 1997-553-XXX, 1.12%, due 7/2/04 (Note A)	1.12	35,220,000
28,231,002	Totem Ocean Trailer Express, Inc.,
	Ship Financing Notes, Ser. 2002-2, 1.09%,
	due 5/17/04 (Note A)	1.09	28,225,919

			302,171,490

40

TD WATERHOUSE FAMILY OF FUNDS, INC.
U.S. Government Portfolio  •  Schedule of Investments
April 30, 2004
(UNAUDITED)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	REPURCHASE AGREEMENTS-34.3%
$290,302,000	Bank of America Securities LLC
	• 1.03% dated 04/30/04, due 05/3/04 in the amount of $290,326,918
	• fully collateralized by U.S. Government securities, coupon 5.00%, maturity range 8/1/33 to 4/1/34, value $296,108,041	1.03	$290,302,000

250,000,000	Morgan Stanley & Co., Inc.
	• 1.03% dated 4/30/04, due 5/3/04 in the amount of $250,021,458
	• fully collateralized by U.S. Government securities, coupon range 4.50% to 5.00%, maturity range 2/1/18 to 4/1/33, value $255,000,000	1.03	250,000,000

			540,302,000

	TOTAL INVESTMENTS (Cost $1,568,434,484)-99.6%		1,568,434,484

	OTHER ASSETS AND LIABILITIES, NET-0.4%		6,219,522

	NET ASSETS-100.0%		$1,574,654,006

Please see accompanying notes to financial statements.

41

TD WATERHOUSE FAMILY OF FUNDS, INC.
Municipal Portfolio • Schedule of Investments
April 30, 2004
(UNAUDITED)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	MUNICIPAL OBLIGATIONS

	ALABAMA-1.8%
$2,300,000	Decatur IDB Solid Waste Disp. Rev. Bonds
	(Amoco Chem. Co.) Ser. 1995, 1.13% (Note C)	1.13	$2,300,000
3,700,000	Huntsville IDB Rev. Bonds (Central CPVC Corp. Proj.)
	Ser. 1998, 1.21% (LOC: Citigroup, Inc.) (Note C)	1.21	3,700,000
2,440,000	Montgomery IDB Rev. Bonds (Kinpak Inc. Proj.) 1.37%
	(LOC: Wachovia Bank, N.A.) (Note C)	1.37	2,440,000
4,650,000	Montgomery IDRB (Anderson ALACO Lawn Proj.)
	1.19% (LOC: US Bank, N.A.) (Note C)	1.19	4,650,000
730,000	Water Pollution Control Auth. Rev. Bonds, 2.50%,
	due 8/15/04 (Insured: AMBAC)	0.80	733,040

			13,823,040

	ARIZONA-0.4%
2,200,000	Pima Cty. IDA (Tucson Elec. Co. Proj.) 1.15%
	(LOC: Societe Generale) (Note C)	1.15	2,200,000
250,000	Pima Cty. USD #1 GO Bonds, 4.90%, due 7/1/04
	(Insured: FGIC)	1.10	251,572
300,000	Pima Cty. USD #6 GO Bonds, 4.25%, due 7/1/04
	(Insured: FGIC)	1.10	301,564

			2,753,136

	ARKANSAS-0.5%
610,000	Bentonville SD #006 GO Bonds, 4.00%, due 6/1/04
	(Insured: AMBAC)	1.23	611,423
3,485,000	DFA Rev. Bonds (Conestoga Wood Proj.) 1.21%
	(LOC: Wachovia Bank, N.A.) (Note C)	1.20	3,485,000

			4,096,423

	CALIFORNIA-7.1%
12,978,479	FHLMC MFC Rev. Bonds, Ser. M001, 1.29%
	(LIQ: FHLMC) (Notes C, E)	1.29	12,978,479
10,000,000	Higher Educ. Loan Auth. Rev. Bonds, Ser. 1987A,
	0.95%, put 7/1/04 (LOC: SLMA)	0.95	10,000,000
6,695,000	Municipal Secs. Trust, Ser. CMC3, 1.30%
	(LIQ: JPMorgan Chase) (Notes C, E)	1.30	6,695,000
23,000,000	RAWS, Ser. A, 2.00%, due 6/16/04	1.10	23,025,718
1,300,000	Statewide CDA Rev. Bonds (Pavillions Apts.)
	Ser. M, 1.09% (LOC: FNMA) (Note C)	1.09	1,300,000

			53,999,197

42

TD WATERHOUSE FAMILY OF FUNDS, INC.
Municipal Portfolio • Schedule of Investments
April 30, 2004
(UNAUDITED)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	COLORADO-8.8%
$3,400,000	Colorado Springs Rev. Bonds (Sinton Dairy Proj.)
	1.22% (LOC: Wells Fargo Bank, N.A.) (Note C)	1.22	$3,400,000
5,000,000	Denver City & County Airport Rev. Bonds, 1.19%
	(LIQ: Bank of New York) (Note C)	1.19	5,000,000
36,945,000	Denver City & County SFM Rev. Bonds, 1.08%,
	put 5/25/04 (GIC: CDC IXIS) (Notes C, E)	1.08	36,945,000
8,360,000	Dept. of Transportation GO Bonds, 1.17%
	(LIQ: Bank of New York) (Notes C, E)	1.17	8,360,000
2,400,000	Douglas Cty. Hsg. Rev. Bonds (Autumn Chase Proj.)
	1.08% (LIQ: FHLMC) (Note C)	1.08	2,400,000
1,000,000	HFA Rev. Bonds (High Country Inc. Proj.) Ser. A, 1.32%
	(LOC: Bank One, N.A.) (Note C)	1.32	1,000,000
8,475,000	HFA Rev. Bonds (Roaring Forks) 1.24%
	(LIQ: Bank of New York) (Notes C, E)	1.24	8,475,000
1,000,000	Pitkin IDRB (Aspen Skiing Co. Proj.) 1.10%
	(LOC: Bank One, N.A.) (Note C)	1.10	1,000,000

			66,580,000

	CONNECTICUT-0.2%
1,000,000	Branford GO Bonds, 5.00%, due 5/15/04
	(Insured: MBIA)	1.01	1,001,514
310,000	Special Taxable Obligation Infrastructure Rev. Bonds,
	5.60%, prerefunded 10/1/04 @ 101 (Note D)	1.10	318,879

			1,320,393

	DISTRICT OF COLUMBIA-3.4%
12,000,000	HFA COP Rev. Bonds (Tyler House Apts. Proj.)
	Ser. 1995A, 1.21% (LOC: Landesbank Hessen-
	Thueringen GZ) (Note C)	1.21	12,000,000
6,970,000	HFA Rev. Bonds, Ser. D, 1.14%
	(LIQ: Lehman Bros., Inc.) (Notes C, E)	1.14	6,970,000
3,085,000	Metropolitan Airport Rev. Bonds, 3.00%, due 10/1/04
	(Insured: FGIC)	1.15	3,108,652
4,000,000	Water & Sewer Rev. Bonds (Eagle Trust Certs.)
	1.15% (LIQ: Citigroup, Inc.) (Notes C, E)	1.15	4,000,000

			26,078,652

43

TD WATERHOUSE FAMILY OF FUNDS, INC.
Municipal Portfolio • Schedule of Investments
April 30, 2004
(UNAUDITED)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	FLORIDA-3.1%
$7,025,000	Alachua Cty. HFA Rev. Bonds (Brookside Apts. Proj.)
	1.12% (LOC: FNMA) (Note C)	1.12	$7,025,000
2,000,000	Board of Education GO Bonds (ABN-AMRO Munitops
	1998) 1.08%, put 1/12/05 (LIQ: ABN-AMRO Bank, N.V.)
	(Note E)	1.08	2,000,000
620,000	Dade Cty. IDA Rev. Bonds (Dolphins Stadium Proj.)
	1.08% (LOC: Societe Generale) (Note C)	1.08	620,000
400,000	Dade Cty. Resource Recovery Rev. Bonds, 5.10%,
	due 10/1/04 (Insured: AMBAC)	1.10	406,632
580,000	Dade Cty. SD GO Bonds, 5.50%, due 8/1/04
	(Insured: MBIA)	1.00	586,526
2,500,000	HFA Rev. Bonds (Heritage Pointe Proj.) 1.12%
	(LOC: FNMA) (Note C)	1.12	2,500,000
680,000	Orlando Wastewater Rev. Bonds, 2.00%, due 10/1/04
	(Insured: AMBAC)	1.10	682,536
1,600,000	St. Johns Cty. IDA Rev. Bonds (Coastal Health
	Investors Ltd. Proj.) Ser. 1986, 1.20%,
	(LOC: SunTrust Bank) (Note C)	1.20	1,600,000
200,000	St. Petersburg Util. Taxable Rev. Bonds, 5.00%,
	due 6/1/04 (Insured: AMBAC)	1.00	200,671
7,000,000	University Athletic Association Rev. Bonds, 3.00%,
	put 10/1/04 (LOC: SunTrust Bank)	1.06	7,056,293
405,000	Village Center Community Dev. Rev. Bonds, 1.15%,
	due 10/1/04 (Insured: MBIA)	1.15	404,595

			23,082,253

	GEORGIA-0.3%
1,400,000	Gwinnett Cty. IDRB (Barco Inc. Proj.) 1.21%
	(LOC: Wachovia Bank, N.A.) (Note C)	1.21	1,400,000
1,200,000	Valdosta Lowndes Cty. IDRB (Reames Cos. Proj.)
	Ser. 1998, 1.20% (LOC: Bank of America, N.A.) (Note C)	1.20	1,200,000

			2,600,000

	HAWAII—0.0%
300,000	GO Bonds, 6.25%, prerefunded 1/1/05 @ 100 (Note D)	1.10	310,245

44

TD WATERHOUSE FAMILY OF FUNDS, INC.
Municipal Portfolio • Schedule of Investments
April 30, 2004
(UNAUDITED)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	ILLINOIS-5.0%
$295,000	Berwyn GO Bonds, 2.00%, due 12/1/04
	(Insured: AMBAC)	1.15	$296,451
4,465,000	Chicago Water Rev. Bonds (MERLOT) 1.20%,
	put 1/21/05 (LIQ: Wachovia Bank, N.A.) (Note E)	1.12	4,465,000
455,000	Decatur Park Dist. GO Bonds, 2.40%, due 12/15/04
	(Insured: FGIC)	1.20	458,369
1,575,000	DFA Rev. Bonds (D.E. Akin Seed Proj.) 1.25%
	(LOC: Bank One, N.A.) (Note C)	1.25	1,575,000
700,000	DFA Rev. Bonds (Profile Plastics Proj.) 1.20%
	(LOC: LaSalle Bank, N.A.) (Note C)	1.20	700,000
8,000,000	Educ. Facs. Auth. Rev. Bonds (Field Museum Natural
	History) 1.08% (LOC: Northern Trust Company) (Note C)	1.08	8,000,000
3,925,000	Educ. Facs. Auth. Rev. Bonds (Lincoln Park Society)
	1.08% (LOC: Bank One, N.A.) (Note C)	1.08	3,925,000
335,000	HDA Rev. Bonds (MERLOT) Ser. A10, 1.15%,
	put 2/11/05 (LIQ: Wachovia Bank, N.A.) (Note E)	1.15	335,000
2,100,000	Lake Cty. Solid Waste Rev. Bonds (Countryside
	Landfill Inc.) 1.25% (LOC: JPMorgan Chase) (Note C)	1.25	2,100,000
1,565,000	Lake Cty. Solid Waste Rev. Bonds, Ser. 96, 1.30%
	(LOC: LaSalle National Bank, N.A.) (Note C)	1.30	1,565,000
1,435,000	Lake Cty. Solid Waste Rev. Bonds, Ser. 97, 1.30%
	(LOC: LaSalle National Bank, N.A.) (Note C)	1.30	1,435,000
400,000	Municipal Elec. Agency Power Supply Rev. Bonds,
	5.00%, due 2/1/05 (Insured: FSA)	1.10	411,635
2,220,000	North Aurora IDRB (Oberweiss Dairy Inc. Proj.)
	1.20% (LOC: LaSalle National Bank, N.A.) (Note C)	1.20	2,220,000
3,630,000	Oswego IDRB (Griffith Labs Proj.) 1.13%
	(LOC: LaSalle National Bank, N.A.) (Note C)	1.13	3,630,000
5,000,000	Paris IDRB (Simonton Building Products Inc. Proj.)
	1.17% (LOC: PNC Bank, N.A.) (Note C)	1.17	5,000,000
2,000,000	Richmond IDRB (Maclean Fogg Co. Proj.) 1.25%
	(LOC: Bank of America, N.A.) (Note C)	1.25	2,000,000

			38,116,455

	INDIANA -3.8%
20,000,000	Bond Bank Rev. Notes, 2.00%, due 1/25/05	1.10	20,130,784
500,000	DFA Rev. Bonds (Sheet Metal Workers Local 20) 1.20%
	(LOC: US Bank, N.A.) (Note C)	1.20	500,000
1,100,000	East Chicago EDA Rev. Bonds (Robinson Steel Inc. Proj.)
	1.30% (LOC: LaSalle National Bank, N.A.) (Note C)	1.30	1,100,000
3,600,000	Marion EDR Bonds (Wesleyan Univ. Proj.) 1.10%
	(LOC: Bank of America, N.A.) (Note C)	1.10	3,600,000

45

TD WATERHOUSE FAMILY OF FUNDS, INC.
Municipal Portfolio • Schedule of Investments
April 30, 2004
(UNAUDITED)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

$950,000	New Albany EDR Bonds (Gordon & Jeff Huncilman Proj.)
	1.19% (LOC: PNC Bank, N.A.) (Note C)	1.19	$950,000
1,250,000	Scott Cty. EDA Rev. Bonds (Scott Cty. Family YMCA Inc.)
	1.33% (LOC: Bank One, N.A.) (Note C)	1.33	1,250,000
1,000,000	University Rev. Bonds, 5.25%, due 8/1/04
	(Insured: MBIA)	0.98	1,010,642

			28,541,426

	IOWA-0.6%
2,500,000	Dubuque IDRB (Jeld-Wen, Inc. Proj.) Ser. 1988,
	1.30% (LOC: ABN-AMRO Bank, N.A.) (Note C)	1.30	2,500,000
1,500,000	Fin. Auth. Rev. Bonds (Mississippi Valley Regional Blood
	Center) 1.12% (LOC: Wells Fargo Bank, N.A.) (Note C)	1.12	1,500,000
200,000	Sioux Central USD GO Bonds, 6.00%,
	prerefunded 5/1/05 @ 100 (Note D)	1.20	209,516

			4,209,516

	KANSAS—2.2%
3,920,000	Sedgewick & Shawnee Ctys. Rev. Bonds (MERLOT)
	1.20% (LIQ: Wachovia Bank, N.A.) (Notes C, E)	1.20	3,920,000
12,450,000	Sedgewick Cty. MRB (Roaring Forks Municipal
	Products LLC) Ser. 2002-8, 1.29% (LIQ: Bank of
	New York) (Notes C, E)	1.19	12,450,000

			16,370,000

	KENTUCKY—2.6%
3,000,000	Carroll Cty. Solid Waste Rev. Bonds (North American
	Stainless) 1.11% (LOC: Fifth Third Bank) (Note C)	1.11	3,000,000
1,295,000	Cynthiana IDRB (Bullard Co. Proj.) 1.25%
	(LOC: Bank One) (Note C)	1.25	1,295,000
10,000,000	Danville Multi-City Lease Rev. Bonds, 1.03%,
	due 6/16/04 (LOC: Fifth Third Bank)	1.03	10,000,000
4,000,000	Mayfield IDRB (Seaboard Farms of
	KY Inc. Proj.) 1.20% (LOC: SunTrust Bank) (Note C)	1.20	4,000,000
415,000	Muhlenberg Cty. SD GO Bonds, 2.50%, due 4/1/05
	(Insured: FSA)	1.28	419,457
260,000	Property & Bldg. Comm. Rev. Bonds, 3.00%,
	due 8/1/04 (Insured: MBIA)	1.15	261,201
500,000	Rural Water Fin. Corp. Rev. Bonds, 2.25%, due 2/1/05
	(Insured: MBIA)	1.15	504,091

			19,479,749

46

TD WATERHOUSE FAMILY OF FUNDS, INC.
Municipal Portfolio • Schedule of Investments
April 30, 2004
(UNAUDITED)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	LOUISIANA—2.5%
$5,440,000	Jefferson Parish IDRB (George J. Ackel
	Sr. Proj.) 1.20% (LOC: Regions Bank) (Note C)	1.20	$5,440,000
10,000,000	New Orleans Sales Taxable Rev. Bonds, 1.24%
	(LIQ: Lehman Bros., Inc.) (Notes C, E)	1.24	10,000,000
2,350,000	Placquemines Parish Env. Rev. Bonds
	(BP Exploration & Oil Proj.) Ser. 1994, 1.13% (Note C)	1.13	2,350,000
1,000,000	Regional Trans. Auth. COP Rev. Bonds, 5.00%,
	due 5/1/05 (Insured: MBIA)	1.10	1,038,690

			18,828,690

	MAINE—0.3%
2,000,000	Public Util. Fin. Rev. Bonds (Maine Public Service
	Co. Proj.) 1.20% (LOC: Bank of New York) (Note C)	1.20	2,000,000

	MASSACHUSETTS—1.7%
200,000	GO Bonds, 5.75%
	prerefunded 2/1/05 @ 101 (Note D)	1.15	208,853
2,710,000	HEFA Rev. Bonds (Becker College) Ser. A1, 1.18%
	(LOC: Fleet National Bank) (Note C)	1.18	2,710,000
500,000	HFA Rev. Bonds, Ser. B, 5.50%, due 12/1/04
	(Insured: MBIA)	1.20	512,460
750,000	HFA Rev. Bonds, Ser. B, 5.55%, due 12/1/04
	(Insured: MBIA)	1.20	768,909
700,000	IDA Rev. Bonds (October Co. Inc. Proj.) 1.18%
	(LOC: Fleet National Bank) (Note C)	1.18	700,000
2,575,000	IDRB (Frequency & Time Sys.) 1.22%
	(LOC: Wells Fargo Bank, N.A.) (Note C)	1.22	2,575,000
5,000,000	North Adams BANS GO Notes, 2.00%, due 2/25/05	1.15	5,034,520

			12,509,742

	MICHIGAN—1.2%
1,700,000	Lowell IDRB (Litehouse Proj.) 1.26%
	(LOC: Fifth Third Bank) (Note C)	1.26	1,700,000
6,000,000	Municipal Bond Auth. Rev. Notes, 2.00%, due 8/23/04
	(LOC: JPMorgan Chase)	1.03	6,017,943
1,220,000	Strategic Fund PCR (Jo-Mar Family/Troy Tube &
	Manufacturing Proj.) 1.18%
	(LOC: Fifth Third Bank) (Note C)	1.18	1,220,000

			8,937,943

47

TD WATERHOUSE FAMILY OF FUNDS, INC.
Municipal Portfolio • Schedule of Investments
April 30, 2004
(UNAUDITED)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	MINNESOTA—3.0%
$4,000,000	Bemidji ISD GO Notes, 1.25%, due 9/30/04	1.10	$4,002,459
14,000,000	HFA Rev. Bonds, 1.00%, put 7/1/04
	(GIC: Bayerische Landesbank GZ)	1.00	14,000,000
5,000,000	St. Paul & Ramsey Cty. Hsg. & Redev. Auth. Rev.
	Bonds, Ser. 2002A, 1.25% (LOC: LaSalle Bank, N.A.)
	(Note C)	1.25	5,000,000

			23,002,459

	MISSISSIPPI—0.1%
800,000	Business Fin. Corp. IDRB (Lehman- Roberts Co. Proj.)
	Ser. A, 1.25% (LOC: Bank of America, N.A.) (Note C)	1.25	800,000

	MISSOURI—0.2%
400,000	HEFA Rev. Bonds, 7.50%, prerefunded 8/15/04 @ 102
	(Note D)	1.10	415,333
1,200,000	IDRB (Filtration Group Inc.) 1.28%
	(LOC: LaSalle Bank, N.A.) (Note C)	1.28	1,200,000

			1,615,333

	MONTANA—0.2%
1,300,000	Butte Silver Bow PCR (Rhone-Poulenc Inc. Proj.)
	1.20% (LOC: Banque Nationale de Paris) (Note C)	1.20	1,300,000

	NEW HAMPSHIRE—1.8%
6,205,000	Business Fin. Auth. Rev. Bonds (Foundation for
	Seacoast Health) Ser. A, 1.10% (LOC: Fleet National
	Bank) (Note C)	1.10	6,205,000
6,000,000	Business Fin. Auth. Rev. Bonds (Wiggins Airway Inc.
	Proj.) 1.15% (LOC: Fleet National Bank) (Note C)	1.15	6,000,000
1,250,000	Manchester Hsg. Auth. Rev. Bonds (Wall St. Tower
	Proj.) Ser. B, 1.29% (LOC: PNC Bank, N.A.) (Note C)	1.29	1,250,000

			13,455,000

	NEW JERSEY—0.3%
525,000	Dover Municipal Util. Auth. Rev. Bonds, 4.25%,
	due 2/15/05 (Insured: FGIC)	1.05	538,142
250,000	EDA Rev. Bonds (Educ. Testing) 6.25%, prerefunded
	5/15/05 @ 102 (Note D)	1.40	267,255
300,000	EDA Rev. Bonds, 7.00%, due 7/1/04 (Insured: MBIA)	1.10	302,927
500,000	Jersey City GO Bonds, 4.50%, due 10/1/04
	(Insured: AMBAC)	1.10	507,042

48

TD WATERHOUSE FAMILY OF FUNDS, INC.
Municipal Portfolio • Schedule of Investments
April 30, 2004
(UNAUDITED)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

$250,000	Monmouth Cty. Imp. Auth. Rev. Bonds, 5.00%,
	due 12/1/04 (Insured: MBIA)	1.10	$255,657
250,000	North Hudson Sewer Auth. Rev. Bonds, 4.90%,
	due 8/1/04 (Insured: FGIC)	1.10	252,375
300,000	West New York GO Bonds, 4.75%, due 8/15/04
	(Insured: AMBAC)	1.10	303,148

			2,426,546

	NEW MEXICO—0.7%
900,000	Albuquerque IDRB (CVI Laser Corp. Proj.) Ser. 1998,
	1.25% (LOC: Bank of America, N.A.) (Note C)	1.25	900,000
1,060,000	Albuquerque IDRB (Karsten Co. of New Mexico)
	Ser. 1997A, 1.29% (LOC: Bank One) (Note C)	1.29	1,060,000
3,200,000	Farmington IDRB (Independent Mobility
	Sys. Proj.) Ser. A, 1.25% (LOC: Bank of America, N.A.)
	(Note C)	1.25	3,200,000

			5,160,000

	NEW YORK—0.4%
3,000,000	Hempstead IDA Rev. Bonds, 1.15%
	(LIQ: Lehman Bros., Inc.) (Notes C ,E)	1.15	3,000,000

	NORTH CAROLINA—0.1%
1,000,000	Burke Cty. PCR Bonds (Jobst Institute Inc. Proj.)
	1.16% (LOC: Wachovia Bank, N.A.) (Note C)	1.16	1,000,000

	OHIO—2.5%
6,530,000	Akron Rev. Bonds (Munitops) Ser. 2003-37, 1.09%,
	put 12/8/04 (LIQ: ABN-AMRO Bank, N.V.) (Note E)	1.09	6,530,000
5,000,000	Butler Cty. Healthcare Facs. Rev. Bonds
	(Lifesphere Proj.) 1.08% (LOC: US Bank, N.A.) (Note C)	1.08	5,000,000
5,000,000	Hamilton Cty. EDA Rev. Bonds (CAA Complex at
	Jordan Proj.) 1.11% (LOC: Fifth Third Bank) (Note C)	1.11	5,000,000
2,215,000	Solid Waste Rev. Bonds (BP Exploration & Oil Proj.)
	1.13% (Note C)	1.13	2,215,000

			18,745,000

49

TD WATERHOUSE FAMILY OF FUNDS, INC.
Municipal Portfolio • Schedule of Investments
April 30, 2004
(UNAUDITED)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	OKLAHOMA—2.3%
$510,000	Colleges Board of Regents Rev. Bonds, 2.00%,
	due 6/1/04 (Insured: AMBAC)	1.10	$510,384
2,850,000	Muskogee City & County Trust Port Auth. Rev. Bonds,
	1.28% (LOC: Bank of America, N.A.) (Note C)	1.28	2,850,000
13,970,000	Water Resources Board, State Loan Prog. Rev. Bonds,
	Ser. 1999, 1.02%, put 9/1/04 (SBPA: Bayerische
	Landesbank GZ)	1.02	13,970,000

			17,330,384

	OREGON—0.6%
500,000	Dept. of Transportation Rev. Bonds, 7.00%,
	due 6/1/04 (Insured: MBIA)	1.10	502,472
3,400,000	Hillsboro Rev. Bonds (Oregon Graduate Institute)
	1.13% (LOC: Comerica Bank, N.A.) (Note C)	1.13	3,400,000
500,000	Yamhill Cty. SD #0 GO Bonds, 5.50%
	prerefunded 6/1/04 @ 100 (Note D)	1.15	501,822

			4,404,294

	PENNSYLVANIA—1.7%
2,800,000	Allegheny Cty. Hosp. Dev. Auth. Rev. Bonds (Central
	Blood Bank) 1.10% (LOC: PNC Bank, N.A.) (Note C)	1.10	2,800,000
945,000	Bethel Township IDA Rev. Bonds (Brentwood Industries
	Inc. Proj.) 1.21% (LOC: Wachovia Bank, N.A.) (Note C)	1.21	945,000
4,455,000	Montgomery Cty. Higher Educ. & Health Auth. Rev.
	Bonds (Madlyn & Leonard Abramson) 1.11%
	(LOC: Allied Irish Banks, PLC) (Note C)	1.11	4,455,000
3,450,000	Montgomery Cty. Higher Educ. & Health Auth. Rev.
	Bonds (Philadelphia Geriatric) 1.11%
	(LOC: Allied Irish Banks, PLC) (Note C)	1.10	3,450,000
1,500,000	Philadelphia IDRB (Henry H. Ottens Mfg. Proj.)
	1.26% (LOC: Wachovia Bank, N.A.) (Note C)	1.26	1,500,000

			13,150,000

	RHODE ISLAND—0.7%
2,500,000	Ind. Fac. Corp. IDRB (NFA Corp. Proj.) 1.15%
	(LOC: Fleet National Bank) (Note C)	1.15	2,500,000
2,500,000	Hsg. & Mortgage Fin. Corp. Rev. Bonds
	(Homeownership Opportunity) Ser. 38B, 5.00%,
	due 9/1/04	1.20	2,531,643

			5,031,643

50

TD WATERHOUSE FAMILY OF FUNDS, INC.
Municipal Portfolio • Schedule of Investments
April 30, 2004
(UNAUDITED)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	SOUTH CAROLINA—2.3%
$700,000	Beaufort GO Bonds, 2.00%, due 2/1/05
	(Insured: MBIA)	1.10	$704,696
4,000,000	Greenville City & County IDRB (Stevens
	Aviation Tech. Serv. Facs. Proj.) Ser. 97, 1.21%
	(LOC: Wachovia Bank, N.A.) (Note C)	1.21	4,000,000
1,400,000	Jobs EDA Rev. Bonds (Ellcon National Inc. Proj.)
	1.21% (LOC: Wachovia Bank, N.A.) (Note C)	1.21	1,400,000
3,320,000	Jobs EDA Rev. Bonds (JM Steel Corp. Proj.)
	Ser. 1999B, 1.19% (LOC: PNC Bank, N.A.) (Note C)	1.19	3,320,000
8,000,000	Port Auth. Rev. Bonds (ABN-AMRO Munitops #7)
	1.22% (LIQ: ABN-AMRO Bank, N.V.) (Notes C, E)	1.22	8,000,000

			17,424,696

	SOUTH DAKOTA—0.1%
800,000	HEFA Rev. Bonds, 5.00%, due 9/1/04 (Insured: MBIA)	1.20	810,119

	TENNESSEE—5.4%
2,350,000	Franklin Cty. IDB (Franklin Ind. Inc. Proj.) 1.30%
	(LOC: Bank of America, N.A.) (Note C)	1.30	2,350,000
4,050,000	Hendersonville Hsg. IDB (Windsor Park Proj.) 1.08%
	(LIQ: FNMA) (Note C)	1.08	4,050,000
11,000,000	Memphis Elec. Sys. Rev. Bonds, 2.00%, due 12/1/04	1.15	11,054,116
10,000,000	Metropolitan Government Davidson Cty. GO Bonds
	(ABN-AMRO Munitops) Ser. 1999-1, 1.18%
	(LIQ: ABN-AMRO Bank, N.V.) (Notes C, E)	1.18	10,000,000
4,000,000	Metropolitan Government Davidson Cty. Rev. Bonds
	(Timberlake Proj.) 1.08% (LOC: FNMA) (Note C)	1.08	4,000,000
6,500,000	Monroe Cty. IDB Rev. Bonds (American Transit
	Corp. Proj.) 1.30% (LOC: Fleet National Bank) (Note C)	1.30	6,500,000
3,200,000	Montgomery Cty. Pub. Building Rev. Bonds
	(Montgomery Cty. Loan) 1.10%
	(LOC: Bank of America, N.A.) (Note C)	1.10	3,200,000

			41,154,116

	TEXAS—13.5%
2,060,000	Brazos River Auth. (TXU Energy Co.) Ser. 2001D,
	1.16% (LOC: Credit Suisse First Boston) (Note C)	1.16	2,060,000
415,000	Clint ISD GO Bonds, 2.00%, due 8/15/04
	(GTY: Texas Permanent School Fund)	1.10	416,072
500,000	Dallas-Fort Worth Regional Airport Rev. Bonds, 5.00%,
	due 11/1/04 (Insured: MBIA)	1.00	509,463

51

TD WATERHOUSE FAMILY OF FUNDS, INC.
Municipal Portfolio • Schedule of Investments
April 30, 2004
(UNAUDITED)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

$6,000,000	Dept. of Hsg. & Comm. Affairs (Chisholm Trails Apts.)
	1.10% (LIQ: FNMA) (Note C)	1.10	$6,000,000
5,046,000	Dept. of Hsg. & Comm. Affairs, Ser. C, 1.10%,
	due 5/3/04 (GIC: AIG)	1.10	5,046,000
1,675,000	El Paso ISD GO Bonds, 5.00%, due 8/15/04	1.10	1,693,761
1,100,000	Gulf Coast Waste Disposal Auth. Solid Waste Rev.
	Bonds (Amoco Oil Proj.) Ser. 2002, 1.13% (Note C)	1.13	1,100,000
12,800,000	Harris Cty. HFC Rev. Bonds, 1.14% (LIQ: Lehman
	Bros., Inc.) (Notes C, E)	1.14	12,800,000
1,869,000	Houston Airport Rev. Bonds (ABN-AMRO
	Munitops Trust Cert.) Ser. 1998-15, 1.23%
	(LIQ: ABN-AMRO Bank, N.V.) (Notes C, E)	1.23	1,869,000
300,000	Houston Water & Sewer Rev. Bonds, 5.50%,
	due 12/1/04 (Insured: FGIC)	1.12	307,622
25,000,000	North Central Health Facs. Rev. Bonds (Methodist Hosp.
	of Dallas) 0.95%, due 5/11/04 (LIQ: Dexia Credit Local)	1.00	25,000,000
2,100,000	North Harris Montgomery Community GO Bonds,
	3.00%, due 2/15/05 (Insured: AMBAC)	1.15	2,130,430
225,000	Port Arthur GO Bonds, 8.00%, due 2/15/05
	(Insured: MBIA)	1.15	237,101
6,300,000	Richardson ISD GO Bonds, 1.10%, put 4/1/05
	(GTY: Texas Permanent School Fund)	1.10	6,300,000
2,000,000	San Antonio IDA Rev. Bonds (LGC Building LLC &
	KLN Steel Prod. Co. Ltd. Proj.) Ser. 1998, 1.25%
	(LOC: Bank of America, N.A.) (Note C)	1.25	2,000,000
3,000,000	San Marcos IDC Rev. Bonds (TB Woods Inc. Proj.)
	1.19% (LOC: PNC Bank, N.A.) (Note C)	1.19	3,000,000
27,000,000	TRANS, 2.00%, due 8/31/04	1.16	27,075,706
4,390,000	Veterans Hsg. Rev. Bonds, Ser. 1994A-1, 1.17%
	(Note C)	1.17	4,390,000

			101,935,155

	UTAH—0.2%
1,300,000	Trementon City IDRB (La-Z-Boy Chair Co. Proj.)
	Ser. 1990, 1.19% (LOC: Bank One, N.A.) (Note C)	1.19	1,300,000

	VARIOUS STATES—3.5%
24,998,816	FHLMC MFC Rev. Bonds, Ser. M002, 1.34%
	(LIQ: FHLMC) (Notes C, E)	1.34	24,998,816
1,265,000	Greystone Tax Exempt Cert., Ser. 1998-2, 1.23%
	(LOC: Credit Suisse First Boston) (Notes C, E)	1.23	1,265,000

			26,263,816

52

TD WATERHOUSE FAMILY OF FUNDS, INC.
Municipal Portfolio • Schedule of Investments
April 30, 2004
(UNAUDITED)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	VIRGINIA—1.8%
$8,000,000	Chesapeake GO Bonds (Eagle Trust) Ser. 98-4601,
	1.15% (LIQ: Citigroup, Inc.) (Notes C, E)	1.15	$8,000,000
1,000,000	Halifax Cty. IDA Rev. Bonds (O' Sullivan Industries
	Proj.) 1.30% (LOC: Wachovia Bank, N.A.) (Note C)	1.30	1,000,000
2,900,000	King George Cty. IDA Rev. Bonds (Garnet of VA
	Inc. Proj.) 1.20% (LOC: JPMorgan Chase) (Note C)	1.20	2,900,000
1,460,000	Suffolk Redev. & Hsg. Rev. Bonds (Oak Springs
	Apartments Proj.) 1.08% (LOC: FHLMC) (Note C)	1.08	1,460,000

			13,360,000

	WASHINGTON—9.3%
3,410,000	Econ. DFA Rev. Bonds (Waste Management Proj.)
	Ser. 2000I, 1.15% (LOC: Fleet National Bank) (Note C)	1.15	3,410,000
2,100,000	EDA Rev. Bonds (Ace Tank Proj.) 1.19%
	(LOC: US Bank, N.A.) (Note C)	1.19	2,100,000
900,000	EDA Rev. Bonds (Seadrunar Proj.) 1.13%
	(LOC: US Bank, N.A.) (Note C)	1.13	900,000
350,000	GO Bonds, 3.00%, due 1/1/05 (Insured: MBIA)	1.05	354,527
8,995,000	HFC Rev. Bonds (Boardwalk Apts. Proj.) 1.17%
	(LOC: FNMA) (Note C)	1.17	8,995,000
6,200,000	HFC Rev. Bonds (Bremerton Senior Living) 1.10%
	(LOC: FNMA) (Note C)	1.10	6,200,000
1,900,000	HFC Rev. Bonds (Lake Washington Apt. Proj.) 1.20%
	(LOC: Bank of America, N.A.) (Note C)	1.20	1,900,000
2,000,000	HFC Rev. Bonds (Merrill Gardens Proj.) Ser. A, 1.10%
	(LOC: FNMA) (Note C)	1.10	2,000,000
10,900,000	HFC Rev. Bonds (Mill Plain Crossing Proj.) 1.15%
	(LOC: Harris Trust & Savings Bank) (Note C)	1.15	10,900,000
2,250,000	HFC Rev. Bonds (Oxford Square Apts. Proj.)
	Ser. A, 1.19% (LOC: US Bank, N.A.) (Note C)	1.19	2,250,000
4,620,000	HFC Rev. Bonds (Woodlands Proj.) Ser. A, 1.10%
	(LOC: FNMA) (Note C)	1.10	4,620,000
155,000	King & Snohomish Ctys. GO Bonds, 2.00%,
	due 12/1/04 (Insured: FSA)	1.09	155,816
1,100,000	Olympia EDC Rev. Bonds (Spring Air Northwest Proj.)
	1.19% (LOC: US Bank, N.A.) (Note C)	1.19	1,100,000
2,000,000	Port of Seattle Rev. Bonds, Ser. 1997, 1.17%
	(LOC: Bank of New York) (Note C)	1.17	2,000,000
19,310,000	Public Power Supply Rev. Bonds (MERLOT) 1.15%,
	put 2/1/05 (LIQ: Wachovia Bank, N.A.) (Notes C, E)	1.15	19,310,000
4,000,000	Snohomish Cty. Pub. Util. Dist. Rev. Bonds, 4.00%,
	due 12/1/04	1.20	4,064,886

			70,260,229

53

TD WATERHOUSE FAMILY OF FUNDS, INC.
Municipal Portfolio • Schedule of Investments
April 30, 2004
(UNAUDITED)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	WEST VIRGINIA—0.1%
$730,000	Building Commission Rev. Bonds, 5.00%, due 7/1/04
	(Insured: MBIA)	1.08	$734,754

	WISCONSIN—2.4%
3,000,000	Appleton IDRB (Pensar Electric Solutions Proj.)
	1.23% (LOC: Bank One) (Note C)	1.23	3,000,000
450,000	DePere GO Bonds, 2.00%, due 10/1/04
	(Insured: AMBAC)	1.10	451,674
2,130,000	Grand Chute IDRB (Surface Mount
	Technology Proj.) 1.44% (LOC: Bank One, N.A.)
	(Note C)	1.44	2,130,000
7,875,000	HEFA Rev. Bonds (Divine Savior Healthcare) Ser. B,
	1.13% (LOC: US Bank, N.A.) (Note C)	1.13	7,875,000
740,000	HDA Rev. Bonds, 2.35%, due 3/1/05 (Insured: FSA)	1.30	746,422
660,000	Janesville IDRB (Freedom Plastics Inc. Proj.)
	1.20% (LOC: LaSalle Bank, N.A.) (Note C)	1.20	660,000
315,000	Waukesha Cty. GO Bonds, 2.00%, due 4/1/05	1.15	317,428
2,600,000	Waunakee Community SD BANS, 1.55%, due 4/1/05	1.10	2,602,936
275,000	Wausau Promissory Notes, 2.00%, due 4/1/05
	(Insured: MBIA)	1.25	276,848

			18,060,308

	WYOMING—0.1%
495,000	Albany Cty. Improv. State Trust COP, 3.00%,
	due 1/15/05 (Insured: MBIA)	1.40	500,532

	TOTAL MUNICIPAL OBLIGATIONS
	(Cost $745,861,244)-98.8%		745,861,244

	OTHER ASSETS AND LIABILITIES, NET-1.2%		9,317,492

	NET ASSETS-100.0%		$755,178,736

Please see accompanying notes to financial statements.

54

TD WATERHOUSE FAMILY OF FUNDS, INC.
California Municipal Money Market Portfolio • Schedule of Investments
April 30, 2004
(UNAUDITED)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	MUNICIPAL OBLIGATIONS

	CALIFORNIA—98.7%
$3,400,000	ABAG Fin. Auth. Rev. Bonds (Auth. for Non-Profit
	Corps.) 1.22% (LOC: Allied Irish Banks, PLC) (Note C)	1.22	$3,400,000
2,000,000	Alameda Contra Costa Schools Rev. Bonds, Ser. A,
	1.10% (LOC: Bank of Nova Scotia) (Note C)	1.10	2,000,000
9,000,000	Alameda Corridor Trans. Auth. Rev. Bonds
	(Trust Receipts) Ser. CMC1, 1.09%
	(LIQ: JPMorgan Chase) (Notes C, E)	1.09	9,000,000
5,000,000	Anaheim Hsg. Auth. Rev. Bonds (Fountains Anaheim
	Hills Proj.) Ser. A, 1.09% (LOC: FNMA) (Note C)	1.09	5,000,000
4,225,000	Baldwin Park COP Rev. Bonds, 1.15%
	(LOC: Allied Irish Banks, PLC) (Note C)	1.15	4,225,000
4,500,000	Big Bear Lake Rev. Bonds (SW Gas Corp. Proj.)
	Ser. A, 1.14% (LOC: KBC Bank, NV) (Note C)	1.14	4,500,000
3,995,000	Compton USD GO Bonds (MERLOT) 1.10%
	(LIQ: Wachovia Bank) (Notes C, E)	1.10	3,995,000
175,000	Contra Costa Transportation Auth. Rev. Bonds, 6.00%,
	due 3/1/05 (Insured: FGIC)	1.10	182,103
7,000,000	Dept. of Water Resources Rev. Bonds, Ser. C7, 1.11%
	(LIQ: Dexia Credit Local) (Note C)	1.11	7,000,000
16,497,643	FHLMC MFC Rev. Bonds, Ser. M001, 1.29%
	(LIQ: FHLMC) (Notes C, E)	1.29	16,497,643
2,995,000	Fresno Airport Rev. Bonds (MERLOT), Ser. 2000B1,
	1.15% (LIQ: Wachovia Bank, N.A.) (Notes C, E)	1.15	2,995,000
8,000,000	GO Bonds (CMC), 1.30% (LIQ: JPMorgan Chase)
	(Notes C, E)	1.30	8,000,000
12,000,000	GO Bonds (MUNITOPS) 1.10%, put 5/12/04
	(LIQ: ABN-AMRO Bank, NV) (Note E)	1.10	12,000,000
981,000	Health Facs. Fin. Auth. Rev. Bonds (Pooled Loan Prog.)
	Ser. B, 1.07% (SBPA: FGIC) (Note C)	1.07	981,000
4,700,000	Health Facs. Fin. Auth. Rev. Bonds (Scripps Health)
	Ser. A, 1.05% (LOC: Bank One, N.A.) (Note C)	1.05	4,700,000
300,000	HFA Rev. Bonds, 5.25%, due 8/1/04 (Insured: AMBAC)	1.05	303,140
1,300,000	Huntington Beach MFH Rev. Bonds, 1.07%
	(LOC: FHLMC) (Note C)	1.07	1,300,000
520,000	Industry GO Bonds, 2.50%, due 7/1/04 (Insured: MBIA)	1.00	521,289
4,960,000	Infrastructure & Economic Dev. Rev. Bonds
	(Hydro Systems Proj.) 1.23% (LOC: Comerica Bank, N.A.)
	(Note C)	1.23	4,960,000
4,000,000	Infrastructure & Economic Dev. Rev. Bonds
	(J. Paul Getty Trust) Ser. A, 1.00%, put 5/13/04	1.00	4,000,000
2,215,000	Infrastructure & Economic Dev. Rev. Bonds, Ser. A,
	1.23% (LOC: Comerica Bank, N.A.) (Note C)	1.23	2,215,000

55

TD WATERHOUSE FAMILY OF FUNDS, INC.
California Municipal Money Market Portfolio • Schedule of Investments
April 30, 2004
(UNAUDITED)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

$7,700,000	Lancaster Redev. Agency Rev. Bonds
	(Cedar Creek Proj.) 1.09% (LOC: FNMA) (Note C)	1.09	$7,700,000
2,000,000	Livermore COP Rev. Bonds, 1.07%
	(LIQ: Dexia Credit Local) (Note C)	1.07	2,000,000
15,000,000	Livermore Redev. Agy. Hsg. Rev. Bonds , 1.06%,
	put 12/3/04 (GIC: AIG)	1.06	15,000,000
600,000	Los Angeles Cty. IDB (Alameda Properties) 1.15%
	(LOC: Bank of America, N.A.) (Note C)	1.15	600,000
1,200,000	Los Angeles Cty. Pension Oblig. Rev. Bonds, Ser. B,
	1.10% (SBPA: Credit Local de France) (Note C)	1.10	1,200,000
1,050,000	Los Angeles Dept. of Airports Rev. Bonds, 6.00%,
	due 5/15/05 (Insured: FGIC)	1.15	1,102,435
800,000	Los Angeles Hsg. Rev. Bonds, Ser. K, 1.10%
	(LOC: FHLB) (Note C)	1.10	800,000
200,000	Los Angeles Int’l Airport Rev. Bonds,
	Ser. C1, 1.15%, put 11/15/04 (LOC: Bayerische
	Landesbank GZ, JPMorgan Chase, Landesbank
	Baden-Wuerttemburg)	1.20	199,936
4,000,000	Los Angeles Int’l Airport Rev. Bonds, Ser. C2, 1.15%,
	put 11/15/04 (LOC: Bayerische Landesbank GZ,
	JPMorgan Chase, Landesbank Baden-Wuerttemburg)	1.15	4,000,000
1,200,000	Los Angeles Multi-Family Rev. Bonds (Museum
	Terrace Apts.) Ser. H, 1.06% (LOC: Bank of America,
	N.A.) (Note C)	1.06	1,200,000
4,600,000	Los Angeles Multi-Family Rev. Bonds (Tri City Proj.)
	Ser. I, 1.07% (LOC: Citigroup, Inc.) (Note C)	1.07	4,600,000
4,995,000	Los Angeles USD GO Bonds (MERLOT) Ser. B12, 1.10%
	(LIQ: Wachovia Bank, N.A.) (Notes C, E)	1.10	4,995,000
3,000,000	Los Angeles Wastewater Sys. Rev. Bonds, 1.15%,
	put 12/9/04 (LIQ: FGIC)	1.15	3,000,000
250,000	Lynwood Util. Auth. Rev. Bonds, 1.00%, due 6/1/04
	(Insured: FSA)	1.10	249,978
435,000	Merced Cty. COP Rev. Bonds, 3.00%, due 11/1/04
	(Insured: MBIA)	1.05	439,116
11,200,000	Metropolitan Water Dist. of Southern CA Rev. Bonds,
	1.11% (LIQ: Bank of America, N.A.) (Note C)	1.11	11,200,000
1,500,000	Milpitas Redev. Agency Rev. Bonds, 2.00%, due 9/1/04
	(Insured: MBIA)	1.05	1,504,741
500,000	Oakland Fruitvale Transit Rev. Bonds, 3.13%,
	put 7/1/04 (LOC: Citigroup, Inc.)	0.95	501,798
1,100,000	Ontario IDA Rev. Bonds (Winsford Partners) Ser. A,
	1.15% (LOC: Citigroup, Inc.) (Note C)	1.15	1,100,000
500,000	Rancho Water Dist. Rev. Bonds, 3.00%, put 8/1/04
	(LIQ: FGIC)	1.30	502,114
13,500,000	RAWS, Ser. B, 2.00%, due 6/16/04	1.11	13,514,950

56

TD WATERHOUSE FAMILY OF FUNDS, INC.
California Municipal Money Market Portfolio • Schedule of Investments
April 30, 2004
(UNAUDITED)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

$1,665,000	Riverside Cty. IDA Rev. Bonds (Merrick Engineering
	Inc.), 1.30% (LOC: Wells Fargo Bank, N.A.) (Note C)	1.30	$1,665,000
8,040,000	Riverside Hsg. Auth. Rev. Bonds (Woodcreek Proj.)
	1.07% (LIQ: FHLMC) (Note C)	1.07	8,040,000
2,985,000	Rural MFA Rev. Bonds (Roaring Forks Muni Products)
	Ser. 2001A, 1.14% (LIQ: Bank of New York)
	(Notes C, E)	1.14	2,985,000
3,910,000	Sacramento Cty. Sanitation Dist. GO Bonds (MERLOT)
	Ser. 2000SSS, 1.10% (LIQ: Wachovia Bank, N.A.)
	(Notes C, E)	1.10	3,910,000
4,000,000	Sacramento MUD Elec. Rev. Bonds (Muni Trust
	Receipts) Ser. SGB4, 1.11% (LIQ: Societe Generale)
	(Notes C, E)	1.11	4,000,000
2,000,000	Sacramento MUD Rev. Bonds (MERLOT) Ser. 2000
	A10, 1.10%, (LIQ: Wachovia Bank, N.A.) (Notes C, E)	1.10	2,000,000
1,000,000	San Diego Cty. COP Rev. Bonds (San Diego Museum
	of Art Proj.) 1.22% (LOC: Allied Irish Bank, PLC) (Note C)	1.22	1,000,000
1,320,000	Santa Maria Redev. Agy. Rev. Bonds, 3.00%,
	due 6/1/04 (Insured: AMBAC)	1.05	1,322,158
2,900,000	South Bay Regional Communications Rev. Bonds
	(Hawthorne Proj.) 1.08% (LOC: Allied Irish Bank, PLC) (Note C)	1.08	2,900,000
6,270,000	Statewide CDA Rev. Bonds (Aegis Pleasant Hills Proj.)
	Ser. M, 1.09% (LOC: FNMA) (Note C)	1.09	6,270,000
3,750,000	Statewide CDA Rev. Bonds (Masters College Proj.)
	1.07% (LOC: U.S. Bank, N.A.) (Note C)	1.07	3,750,000
13,500,000	Statewide CDA Rev. Bonds (Pavillions Apts.)
	Ser. M, 1.09% (LOC: FNMA) (Note C)	1.09	13,500,000
4,200,000	Statewide CDA Rev. Bonds (River Run Senior
	Apts. Proj.) Ser. LL, 1.09% (LOC: FHLB) (Note C)	1.09	4,200,000
8,600,000	Statewide Communities Rev. Bonds (Cathedral High
	School Proj.) 1.12% (LOC: Allied Irish Bank, PLC) (Note C)	1.12	8,600,000
6,380,000	Transit Fin. Auth. Rev. Bonds, Ser. 1997, 1.07%
	(SBPA: Credit Suisse First Boston) (Note C)	1.07	6,380,000
5,300,000	Watereuse Fin. Auth. Rev. Bonds, 1.07%
	(SBPA: Credit Suisse First Boston) (Note C)	1.07	5,300,000

			249,007,401

	PUERTO RICO—1.9%
4,700,000	Commonwealth TOC's Trust, Ser. 2001-1, 0.95%
	put 5/26/04 (LIQ: Bank of New York) (Note E)	0.95	4,700,000

	TOTAL MUNICIPAL OBLIGATIONS
	(Cost $253,707,401)—100.6%		253,707,401

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(0.6)%		(1,559,254)

	NET ASSETS-100.0%		$252,148,147

57

TD WATERHOUSE FAMILY OF FUNDS, INC.
New York Municipal Money Market Portfolio • Schedule of Investments
April 30, 2004
(UNAUDITED)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	MUNICIPAL OBLIGATIONS

	NEW YORK-90.7%

$4,500,000	Babylon IDA Rev. Bonds (Ogden Martin Proj.) 1.06%
	(SBPA: JPMorgan Chase) (Note C)	1.06	$4,500,000
1,000,000	Buffalo GO RANS, 2.75%, due 7/29/04
	(LOC: Bank of New York)	1.08	1,004,037
325,000	Central Islip UFSD GO Bonds, 3.00%, due 6/15/04
	(Insured: MBIA)	1.00	325,793
4,000,000	Chemung Cty. IDA Rev. Bonds (Hathorn Redev. Proj.)
	1.08% (LOC: Bank of New York) (Note C)	1.08	4,000,000
250,000	Dorm. Auth. Rev. Bonds (City Univ.) 6.75%,
	prerefunded 7/1/04 @ 102 (Note D)	0.95	257,390
7,000,000	Dorm. Auth. Rev. Bonds (Columbia Univ.) 1.05%,
	put 3/5/04	1.05	7,000,000
1,525,000	Dorm. Auth. Rev. Bonds (MERLOT) Ser. A30, 1.11%
	(LOC: KBC Bank, NV) (Notes C, E)	1.11	1,525,000
200,000	Dorm. Auth. Rev. Bonds (NYSARC Inc.) 4.50%,
	due 7/1/04 (Insured: FSA)	1.05	201,141
8,465,000	East Rochester Village Hsg. Auth. Rev. Bonds
	(Roaring Forks) 1.13% (LIQ: FNMA) (Notes C, E)	1.13	8,465,000
614,859	East Syracuse Minoa CSD GO Bonds, 4.00%,
	due 4/15/05 (Insured: MBIA)	1.25	630,630
500,000	Envronmental Facs. Rev. Bonds, 3.50%, due 6/15/04	1.00	501,525
2,000,000	Erie Cty. Water Auth. Rev. Bonds, Ser. A, 1.06%
	(SBPA: National Australia Bank) (Note C)	1.06	2,000,000
2,790,000	Geneva HFA Rev. Bonds (DePaul Community Facs.)
	Ser. A, 1.04% (LOC: FHLB) (Note C)	1.04	2,790,000
2,000,000	Grand Island CSD BANS, 1.75%, due 10/15/04	1.20	2,004,886
240,000	Harpursville CSD GO Bonds, 2.75%, due 6/15/04
	(Insured: FSA)	1.00	240,512
7,000,000	Hempstead IDA Rev. Bonds, 1.15%
	(LIQ: Lehman Bros. Holding, Inc.) (Notes C, E)	1.15	7,000,000
4,000,000	HFA Rev. Bonds (150 East 44th St. Proj.) Ser. A,
	1.11% (LOC: FNMA) (Note C)	1.11	4,000,000
1,400,000	HFA Rev. Bonds (Gethsemane Apts. Proj.) Ser. A,
	1.11% (LOC: FHLB) (Note C)	1.11	1,400,000
3,400,000	HFA Rev. Bonds (Lakeview Homes) Ser. A, 1.11%
	(LOC: Fleet National Bank) (Note C)	1.11	3,400,000
1,000,000	HFA Rev. Bonds (Normandie Court), 1.06%
	(LOC: Landesbank Hessen-Thueringen GZ) (Note C)	1.06	1,000,000
4,000,000	HFA Rev. Bonds (Saxony Proj.) Ser. A, 1.08%
	(LOC: FNMA) (Note C)	1.08	4,000,000
1,500,000	HFA Rev. Bonds (Sayville Hsg.) Ser. A, 1.08%
	(LOC: Fleet National Bank) (Note C)	1.08	1,500,000

58

TD WATERHOUSE FAMILY OF FUNDS, INC.
New York Municipal Money Market Portfolio • Schedule of Investments
April 30, 2004
(UNAUDITED)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

$340,000	Hudson Falls CSD GO Bonds, 2.50%, due 6/15/04
	(Insured: FGIC)	1.00	$340,622
338,000	Hunter Tannersville CSD GO Bonds, 3.90%,
	due 6/15/04 (Insured: MBIA)	1.05	339,178
1,270,000	MRB (MERLOT) Ser. A11, 1.11% (LIQ: Wachovia Bank)
	(Notes C, E)	1.11	1,270,000
950,000	MRB (MERLOT) Ser. A33, 1.11% (LIQ: Wachovia Bank)
	(Notes C, E)	1.11	950,000
135,000	MRB (MERLOT) Ser. B03, 1.16%
	(LIQ: Wachovia Bank, N.A.) (Notes C, E)	1.16	135,000
1,480,000	MTA Rev. Bonds (MERLOT) Ser. A43, 1.11%
	(LIQ: Wachovia Bank, N.A.) (Notes C, E)	1.11	1,480,000
200,000	Nassau Cty. GO Bonds, Ser. B, 5.00%, due 6/1/04
	(Insured: AMBAC)	1.00	200,671
750,000	Nassau Cty. GO Bonds, Ser. F, 7.00%, due 3/1/05
	(Insured: FSA)	1.05	786,860
5,750,000	Nassau Cty. Interim Fin. Auth. Rev. Bonds, Ser. A,
	1.07% (LIQ: Dexia Credit Local) (Note C)	1.07	5,750,000
555,000	New Hartford CSD GO Bonds, 3.00%, due 6/15/04
	(Insured: FSA)	1.00	556,354
300,000	New Paltz CSD GO Bonds, 2.25%, due 6/1/04
	(Insured: FGIC)	1.05	300,300
5,000,000	NYC Cultural Res. Rev. Bonds (American Museum of
	Natural History) 0.85%, put 7/1/04	0.85	5,000,000
1,300,000	NYC Cultural Res. Rev. Bonds (Museum of Broadcasting)
	1.05% (LOC: KBC Bank, NV) (Note C)	1.05	1,300,000
2,130,000	NYC GO Bonds, Ser. 1994, 1.07% (LOC: Bayerische
	Landesbank GZ) (Note C)	1.07	2,130,000
4,400,000	NYC GO Bonds, Ser. 1994 E, 1.08% (LOC: State
	Street Bank & Trust Corp.) (Note C)	1.08	4,400,000
4,000,000	NYC GO Bonds, Ser. 1994 A6, 1.08% (LOC: Landesbank
	Hessen-Thueringen GZ) (Note C)	1.08	4,000,000
3,000,000	NYC HDC Rev. Bonds (Brittany Dev.) Ser. A, 1.08%
	(LIQ: FNMA) (Note C)	1.08	3,000,000
1,000,000	NYC IDA Rev. Bonds (Abraham Joshua Heschel Proj.)
	1.09% (LOC: Allied Irish Bank, PLC) (Note C)	1.09	1,000,000
2,000,000	NYC IDA Rev. Bonds (Professional Childrens School)
	1.08% (LOC: Wachovia Bank, N.A.) (Note C)	1.08	2,000,000
700,000	NYC IDA Rev. Bonds (USA Waste Services) 1.10%
	(LOC: JPMorgan Chase) (Note C)	1.10	700,000
2,000,000	NYC Muni. Water Fin. Auth. Rev. Bonds, Ser. F2, 1.05%
	(LIQ: JPMorgan Chase) (Note C)	1.05	2,000,000
350,000	NYC Municipal Assistance Corp. Rev. Bonds, 5.00%,
	due 7/1/04	1.03	352,301
1,000,000	NYC Transitional Fin. Auth. Rev. Bonds (Eagle Trust)
	1.10% (LIQ: Citigroup, Inc.) (Notes C, E)	1.10	1,000,000

59

TD WATERHOUSE FAMILY OF FUNDS, INC.
New York Municipal Money Market Portfolio • Schedule of Investments
April 30, 2004
(UNAUDITED)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

$2,000,000	NYC Transitional Fin. Auth. Rev. Bonds Ser. A,
	1.07% (LIQ: Bank One, N.A.) (Note C)	1.07	$2,000,000
300,000	NYC Transitional Fin. Auth. Rev. Bonds, Ser. C,
	5.00%, due 2/1/05	1.10	308,747
2,500,000	Oneida Indian Nation Rev. Bonds, 1.10%
	(LOC: Bank of America, N.A.) (Note C)	1.10	2,500,000
680,000	Oneonta CSD GO Bonds, 2.50%, due 6/15/04
	(Insured: FSA)	1.00	681,245
11,507,000	Oyster Bay GO BANS, 2.00%, due 8/20/04	1.05	11,540,476
990,000	Port Authority of NY & NJ Rev. Bonds
	(Special Oblig. MERLOT) Ser. B05, 1.16%
	(LIQ: Wachovia Bank, N.A.) (Notes C, E)	1.16	990,000
200,000	Scarsdale UFSD GO Bonds, 3.75%, due 6/1/04	1.05	200,454
822,185	South Jefferson CSD GO Bonds, 2.25%, due 4/15/05
	(Insured: MBIA)	1.10	831,147
2,000,000	Suffolk Cty. IDA Rev. Bonds (Ogden Martin) 5.55%,
	due 10/1/04 (Insured: AMBAC)	1.90	2,036,093
2,365,000	Suffolk Cty. IDA Rev. Bonds (Target Rock Corp.)
	Ser. 1987, 1.13% (LOC: Bank of Nova Scotia) (Note C)	1.13	2,365,000
2,700,000	Thruway Auth. Highway & Bridge Trust Rev. Bonds
	(CMC) 1.09% (LIQ: JPMorgan Chase) (Notes C, E)	1.09	2,700,000
5,000,000	Thruway Auth. Service Contract Rev. Bonds
	(Eagle Trust) Ser. 2000305, 1.11% (LIQ: Citigroup, Inc.)
	(Notes C, E)	1.11	5,000,000
600,000	Unadilla CSD GO Bonds, 4.50%, due 6/15/04
	(Insured: FGIC)	1.00	602,563

			128,492,925

	PUERTO RICO—9.2%
6,000,000	Highway & Transportation Auth. Rev. Bonds (ROC),
	1.11% (LIQ: Citigroup, Inc.) (Notes C, E)	1.11	6,000,000
7,000,000	Commonwealth TOC's Trust, Ser. 2001-1, 0.95%
	put 5/26/04 (LIQ: Bank of New York) (Note E)	0.95	7,000,000

			13,000,000

	TOTAL MUNICIPAL OBLIGATIONS—99.9%
	(Cost $141,492,925)		141,492,925

	OTHER ASSETS AND LIABILITIES, NET—0.1%		151,807

	NET ASSETS—100.0%		$141,644,732

Please see accompanying notes to financial statements.

60

TD WATERHOUSE FAMILY OF FUNDS, INC.
Notes to Schedules of Investments
April 30, 2004
(UNAUDITED)

(A)	Variable rate securities. The rates shown are the current rates on April 30, 2004. Dates shown represent the next interest reset date.

(B)
These obligations were acquired for investment, not with intent to distribute or sell. They are restricted as to public resale. These obligations were acquired at a cost of par. On April 30, 2004, the aggregate market value of these securities, valued at amortized cost, is $647,200,000 and $130,000,000 representing 8.8% and 8.3% of net assets of the Money Market Portfolio and U.S. Government Portfolio, respectively.

(C)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

(D)
Bonds which are prerefunded or escrowed to maturity are collateralized by U.S. Government Securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(E)
Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On April 30, 2004, these securities amounted to $1,286,558,785 or 17.5% of net assets of the Money Market Portfolio, $213,366,295 or 28.3% of net assets of the Municipal Portfolio, $75,007,643 or 29.7% of net assets of the California Municipal Money Market Portfolio, and $43,515,000 or 30.7% of net assets of the New York Municipal Money Market Portfolio.

(F)	Security may be extended at issuer’s option as a floating rate note with a final maturity no longer than 390 days from date of purchase. Maturity date listed is the expected redemption date.

(G)	Security may be called at issuer’s option prior to maturity date.

61

(This page intentionally left blank.)

62

TD WATERHOUSE FAMILY OF FUNDS, INC.
Notes to Schedules of Investments
April 30, 2004
(UNAUDITED)

Description of Abbreviations

ABAG	Association of Bay Area	HFC	Housing Finance Commission
	Governments	IDA	Industrial Development
AIG	American International Group		Authority
AMBAC	American Municipal Bond	IDB	Industrial Development Board
	Assurance Corporation	IDC	Industrial Development
BANS	Bond Anticipation Notes		Corporation
CDA	Community Development	IDRB	Industrial Development
	Authority		Revenue Bond
COP	Certificates of Participation	ISD	Independent School District
CP	Commercial Paper	LIQ	Liquidity Agreement
CSD	Central School District	LOC	Letter of Credit
DFA	Developmental Finance	MBIA	Municipal Bond Investors
	Authority		Assurance Insurance
EDA	Economic Development		Corporation
	Authority	MFA	Mortgage Finance Authority
EDC	Economic Development	MFC	Multi-Family Certificates
	Corporation	MFH	Multi-Family Housing
EDR	Economic Development	MRB	Mortgage Agency Revenue
	Revenue		Bonds
FGIC	Financial Guaranty Insurance	MTA	Metropolitan Transportation
	Company		Authority
FHLB	Federal Home Loan Bank	MTN	Medium Term Note
FHLMC	Federal Home Loan Mortgage	MUD	Municipal Urban Development
	Corporation	PCR	Pollution Control Revenue Bond
FNMA	Fannie Mae	RANS	Revenue Anticipation Notes
FSA	Financial Security Assurance	RAWS	Revenue Anticipation Warrants
	Inc.	SBPA	Standby Bond Purchase
GIC	Guaranteed Investment		Agreement
	Contract	SD	School District
GO	General Obligation	SFM	Single Family Mortgage
GTY	Guarantee	SLMA	Student Loan Marketing
HDA	Housing Development Authority		Association
HDC	Housing Development	TOC	Tender Option Certificates
	Corporation	TRANS	Tax Revenue Anticipation Notes
HEFA	Health & Education Facilities	UFSD	Unified Free School District
	Authority	USD	Unified School District
HFA	Housing Finance Authority

63

Directors and Officers Information (Unaudited)
The following table contains information regarding the Fund’s Directors and Officers. Directors who are not deemed to be “interested persons” of the Fund, as defined in the Investment Company Act of 1940 as amended (the “1940 Act”), are referred to as “Independent Directors.” A Director who is deemed to be an “interested person” of the Fund is referred to as an “Interested Director.” “Fund Complex” includes the Fund, TD Waterhouse Trust and TD Waterhouse Plus Funds, Inc., investment companies advised by TD Waterhouse Asset Management, Inc. The Fund’s Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by writing TD Waterhouse Investor Services, Inc., Customer Service, One Harborside Financial Center, Plaza 4A, Jersey City, NJ 07311, or by calling 1-800-934-4448.

Name, Address And Age	Position(s) Held with the Fund	Term of Office with the Fund and Length of Time Served†	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director††

Independent Directors

RICHARD W. DALRYMPLE American Red Cross 195 Willis Avenue Mineola, NY 11501-2623 Age 61	Director	Since 9/8/99	Chief Operating Officer of American Red Cross (Long Island Chapter) since 2003; Chief Operating Officer of National Center for Disability Services from 2001 through 2003; President of Teamwork Management, Inc. from 1996 through 2001; Trustee of The Shannon McCormack Foundation since 1988, the Kevin Scott Dalrymple Foundation since 1993; Director of Dime Bancorp, Inc. from 1990 through January 2002.	12	None

PETER B.M. EBY 6 Corrigan Close Toronto, Ontario Canada, M4N 3U6 Age 66	Director	Since 6/6/02	Vice Chairman and Director of Nesbitt Burns, Inc. until October 1998.	12	Director of Leon’s Furniture Limited since May 1977; Director of Westfair Foods Limited since May 1999; Director of Sixty Split Corp. since March 2001; Director of George Weston Limited since May 2002.

LAWRENCE J. TOAL 876 Park Avenue New York, NY 10021 Age 67	Director	Since 9/8/99	President and Chief Executive Officer of Dime Bancorp, Inc. from January 1997 through February 2002 and Chairman, President, and Chief Executive Officer of The Dime Savings Bank of New York, FSB from January 1997 to February 2002.	11	Director of (USA), Inc.

Interested Director

GEORGE F. STAUDTER††† 8005 Beech Tree Court Suffolk, VA 23433 Age 73	Chairman and Director	Since 9/8/99	Managerial and Financial Consultant, rendering investment management, tax and estate planning services to individual clients, and strategic planning advice to corporate clients since 1989.	11	Director of Koger Equity, Inc.

64	65

Name, Address And Age	Position(s) Held with the Fund	Term of Office with the Fund and Length of Time Served†	Principal Occupation(s) During Past 5 Years

Officers Who Are Not Directors

GEORGE O. MARTINEZ c/o BISYS Fund Services 100 Summer Street, Suite 1500 Boston, MA 02110 Age 45	President and Chief Executive Officer	Since 9/19/02	Since August 2002, Senior Vice President – Client Services of BISYS Fund Services; since June 2001, Chief Executive Officer and President of FundWatchDog Service LLC; from June 2000 to June 2001, Senior Vice President and Senior Managing Counsel of State Street Corporation of Boston; from March 1998 to May 2000, National Director of Investment Management and Regulatory Consulting of Arthur Anderson.

CHRISTOPHER SALFI c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age 40	Treasurer and Chief Financial Officer	Since 3/6/03	Since January 1998, Fund Accounting Director – SEI Investments.

THOMAS REYES c/o BISYS Fund Services 100 Summer Street, Suite 1500 Boston, MA 02110 Age 41	Vice President and Secretary	Since 12/1/03	Since August 2003, Counsel to BISYS Fund Services, Inc.; from December 2000 to August 2003, Associate at Sutherland, Asbill & Brennan LLP; from November 1998 to November 2000, Legal Product Manager at Fidelity Investments.

RICHARD H. NEIMAN c/o TD Waterhouse 100 Wall Street New York, NY 10005 Age 53	Chief Legal Officer	Since 6/10/03	Since August 1995, Executive Vice President, General Counsel, Director and Secretary of the Investment Manager; since July 1994, Executive Vice President, General Counsel, Director and Secretary of TD Waterhouse Group, Inc.; since July 1994, Executive Vice President and General Counsel; and since November 1995, Director and Secretary of TD Waterhouse Investor Services, Inc.

MICHELE R. TEICHNER c/o TD Waterhouse 100 Wall Street New York, NY 10005 Age 44	Vice President and Assistant Secretary	Since 11/2/99	Since August 1996, Senior Vice President - Compliance, Administration and Operations of TD Waterhouse Asset Management, Inc. and TD Waterhouse since June 1997.

THOMAS J. TEXTOR c/o TD Waterhouse 100 Wall Street New York, NY 10005 Age 46	Vice President and Assistant Treasurer	Since 1/4/99	Since November 1999, Chief Compliance Officer of TD Waterhouse; from 1997 to 1999, Chief Compliance Officer of National Investor Services Corp.

†	There is no set term of office for Directors and Officers. The table shows the time period for which each individual has served as Director and/or Officer.	†††	Mr. Staudter is considered an “interested person” of the Fund under the 1940 Act because he owns shares of The Toronto-Dominion Bank stock.
††	In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the 1940 Act, as of April 30, 2004. This does not include directorships held by a Director in the Fund Complex.

66	67

TDW #3733 Rev. 5/04	©2004 TD Waterhouse Investor Services, Inc. Member NYSE/SIPC.

Item 2. Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.
Not applicable – only for annual reports.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

(a)	(1) Disclose that the registrant’s board of directors has determined that the registrant either:

	(i)	Has at least one audit committee financial expert serving on its audit committee; or

	(ii)	Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

	(i)	Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

	(ii)	Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

     (a)        Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

     (b)        Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (c)        Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (d)        Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (e)        (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

                  (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f)        If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

     (g)        Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

     (h)        Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)

If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b)	If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

Item 6. Schedule of Investments.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

        A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Not applicable.

Item 10. Controls and Procedures.

     (a)        Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)     Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits.

    (a)  File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable — Only effective for annual reports.

     (a)(2)  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). Certifications pursuant to Rule 30a-2(a) are attached hereto.

     (a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

     (b)  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TD Waterhouse Family of Funds, Inc.

By (Signature and Title)*	/s/ George O. Martinez
George O. Martinez, President

Date	July 1, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George O. Martinez
George O. Martinez, President

Date	July 1, 2004

By (Signature and Title)*	/s/ Christopher Salfi
Christopher Salfi, Treasurer

Date	July 1, 2004

* Print the name and title of each signing officer under his or her signature.